UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock All-Cap Energy & Resources Portfolio

BlackRock Emerging Markets Dividend Fund

BlackRock Energy & Resources Portfolio

BlackRock Flexible Equity Fund

BlackRock Global Opportunities Portfolio

BlackRock Health Sciences Opportunities Portfolio

BlackRock International Opportunities Portfolio

BlackRock Managed Volatility Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Science & Technology Opportunities Portfolio

BlackRock Small Cap Growth Equity Portfolio

BlackRock U.S. Opportunities Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds,

        55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2016

Date of reporting period: 06/30/2016

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock All-Cap Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 9.0%
Baker Hughes, Inc.	78,516	$3,543,427
Schlumberger Ltd.	93,691	7,409,084

		10,952,511
Oil, Gas & Consumable Fuels — 88.8%
Anadarko Petroleum Corp.	74,171	3,949,606
BP PLC	866,498	5,072,089
Cabot Oil & Gas Corp.	74,416	1,915,468
Cairn Energy PLC (a)	479,528	1,333,607
Chevron Corp.	77,147	8,087,320
Cimarex Energy Co.	26,662	3,181,310
ConocoPhillips	132,519	5,777,828
Devon Energy Corp.	62,695	2,272,694
Enbridge, Inc.	82,423	3,491,630
Encana Corp.	202,392	1,574,395
Eni SpA	143,496	2,311,325
EOG Resources, Inc.	63,516	5,298,505
EQT Corp.	34,767	2,692,009
Exxon Mobil Corp.	157,952	14,806,420
Hess Corp.	56,067	3,369,627
Kosmos Energy Ltd. (a)	183,217	998,533
Lundin Petroleum AB (a)	61,817	1,126,499
Marathon Oil Corp.	182,616	2,741,066
Noble Energy, Inc.	51,952	1,863,518
Occidental Petroleum Corp.	73,193	5,530,463

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Oil Search Ltd.	404,087	$2,040,467
Phillips 66	48,145	3,819,824
Pioneer Natural Resources Co.	24,414	3,691,641
Royal Dutch Shell PLC, Class A	545,380	14,979,032
Tesoro Corp.	12,548	940,096
TOTAL SA	1,306	62,631
TransCanada Corp.	67,480	3,053,431
Valero Energy Corp.	42,384	2,161,584

		108,142,618
Total Long-Term Investments (Cost — $106,352,202) — 97.8%		119,095,129

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	2,941,594	2,941,594
Total Short-Term Securities (Cost — $2,941,594) — 2.4%		2,941,594
Total Investments (Cost — $109,293,796*) — 100.2%		122,036,723
Liabilities in Excess of Other Assets — (0.2)%		(219,065)

Net Assets — 100.0%		$121,817,658

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$109,594,994

Gross unrealized appreciation	$16,684,214
Gross unrealized depreciation	(4,242,485)

Net unrealized appreciation	$12,441,729

(a)	Non-income producing security.

(b)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,684,891	1,256,703	2,941,594	$2,941,594	$6,046		$115
BlackRock Liquidity Series, LLC, Money Market Series	$1,057,122	$(1,057,122)	—	—	22,882	[1]	—
Total				$2,941,594	$28,928		$115

1	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

Portfolio Abbreviations
ADR	American Depositary Receipts	NVDR	Non-Voting Depository Receipts
GDR	Global Depositary Receipts	USD	U.S. Dollar
MXN	Mexican Peso

BLACKROCK FUNDS	JUNE 30, 2016	1

Schedule of Investments (concluded)	BlackRock All-Cap Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$10,952,511	—	—	$10,952,511
Oil, Gas & Consumable Fuels	81,216,968	$26,925,650	—	108,142,618
Short-Term Securities	2,941,594	—	—	2,941,594

Total	$95,111,073	$26,925,650	—	$122,036,723

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $2,761 are categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between levels.

2	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Emerging Markets Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Brazil — 11.5%
Ambev SA — ADR	6,717	$39,697
BM&FBovespa SA — Bolsa de Valores Mercadorias e Futuros	4,820	26,739
CETIP SA — Mercados Organizados	1,458	19,812
EcoRodovias Infraestrutura e Logistica SA (a)	20,582	53,500
Embraer SA — ADR	921	20,004
Itau Unibanco Holding SA — ADR	11,548	109,013
Kroton Educacional SA	18,006	76,064
Qualicorp SA	3,965	23,069

		367,898
Chile — 0.8%
Banco de Chile — ADR	382	24,502
China — 18.6%
Beijing Capital International Airport Co. Ltd., H Shares	34,000	37,030
China Construction Bank Corp., H Shares	77,000	51,331
China Mobile Ltd.	9,000	103,988
China Mobile Ltd. — ADR	1,104	63,922
China Overseas Land & Investment Ltd.	14,000	44,630
China Vanke Co. Ltd., H Shares	14,800	29,227
CNOOC Ltd. — ADR	485	60,460
Hengan International Group Co. Ltd.	10,500	87,945
Industrial & Commercial Bank of China Ltd., H Shares	48,000	26,768
Jiangsu Expressway Co. Ltd., H Shares	46,000	64,238
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	2,100	2,978
Zhejiang Expressway Co. Ltd., H Shares	26,000	24,597

		597,114
Hong Kong — 2.7%
AIA Group Ltd.	8,200	49,312
Sino Biopharmaceutical Ltd.	32,000	21,002
Tongda Group Holdings Ltd.	80,000	15,717

		86,031
Hungary — 0.4%
Richter Gedeon Nyrt	593	11,795
India — 15.1%
Bharat Petroleum Corp. Ltd.	3,278	52,159
Biocon Ltd.	2,483	27,323
HCL Technologies Ltd.	3,302	35,842
Hero MotoCorp Ltd.	1,984	93,701
Housing Development Finance Corp. Ltd.	2,253	41,975
Indiabulls Housing Finance Ltd.	5,515	55,051
NTPC Ltd.	36,141	83,878
Sun TV Network Ltd.	8,813	47,664
Tata Consultancy Services Ltd.	1,221	46,275

		483,868
Indonesia — 1.8%
Gudang Garam Tbk PT	5,100	26,684
Media Nusantara Citra Tbk PT	192,524	32,299

		58,983
Jersey — 1.3%
Centamin PLC	23,393	41,211
Kazakhstan — 0.1%
KCell JSC — GDR	1,044	3,550
Mexico — 8.3%
Bolsa Mexicana de Valores SAB de CV	12,273	18,910

Common Stocks	Shares	Value
Mexico (continued)
Fomento Economico Mexicano SAB de CV — ADR	141	$13,041
Grupo Aeroportuario del Pacifico SAB de CV, Class B	7,796	80,145
Grupo Aeroportuario del Sureste SAB de CV — ADR	510	81,371
Grupo Mexico SAB de CV, Series B	9,645	22,600
Kimberly-Clark de Mexico SAB de CV, Class A	21,602	51,032

		267,099
Peru — 0.6%
Credicorp Ltd.	114	17,594
Philippines — 0.2%
Alliance Global Group, Inc.	19,300	6,089
Poland — 1.0%
Powszechny Zaklad Ubezpieczen SA	4,266	31,087
Russia — 4.0%
MMC Norilsk Nickel PJSC — ADR	2,517	33,652
Novatek OAO — GDR	928	94,656

		128,308
Singapore — 1.3%
Jardine Cycle & Carriage Ltd.	1,500	41,034
South Africa — 4.4%
Mr Price Group Ltd.	3,592	50,469
Sanlam Ltd.	12,154	50,211
SPAR Group Ltd.	2,996	41,091

		141,771
South Korea — 5.3%
KT&G Corp.	796	94,274
LG Corp.	749	41,653
Samsung Life Insurance Co. Ltd.	399	34,917

		170,844
Taiwan — 9.7%
Chin-Poon Industrial Co. Ltd.	10,000	21,645
Cleanaway Co. Ltd.	2,000	10,776
Eclat Textile Co. Ltd.	2,000	19,396
Far EasTone Telecommunications Co. Ltd.	12,000	29,057
Lite-On Technology Corp.	12,080	16,638
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	55,437
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	4,819	126,402
Tripod Technology Corp.	10,000	19,486
Yageo Corp.	7,902	13,146

		311,983
Thailand — 8.0%
Advanced Info Service PCL — NVDR	6,100	27,477
Central Pattana PCL — NVDR	14,900	25,389
Kasikornbank PCL — NVDR	6,500	31,563
PTT PCL — NVDR	10,600	95,066
Siam Cement PCL — NVDR	2,900	39,398
Siam Commercial Bank PCL — NVDR	9,700	38,562

		257,455
Turkey — 0.6%
Tupras Turkiye Petrol Rafinerileri A/S	792	17,582

BLACKROCK FUNDS	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund

Common Stocks	Shares	Value
United States — 0.8%
Ternium SA — ADR	1,344	$25,617
Total Common Stocks — 96.5%		3,091,415

Participation Notes (a)
China — 3.3%
Deutsche Bank AG (Db Heilan Home Co. Ltd., Class A), due 12/17/25	25,375	43,160
Deutsche Bank AG (Db Kweichow Mountai Ltd.), due 5/22/26	800	35,152
Deutsche Bank AG (Shanghai International Airport Co., Ltd., Class A), due 1/19/17	7,200	28,232

		106,544

Participation Notes (a)	Shares	Value
South Korea — 1.7%
Deutsche Bank AG (Hyundai Motor & Finance Co.), due 8/12/23	2,080	$52,819
Total Participation Notes — 5.0%		159,363
Total Long-Term Investments (Cost — $2,943,747) — 101.5%		3,250,778

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	91,457	91,457
Total Short-Term Securities (Cost — $91,457) — 2.9%		91,457
Total Investments (Cost — $3,035,204*) — 104.4%		3,342,235
Liabilities in Excess of Other Assets — (4.4)%		(140,067)

Net Assets — 100.0%		$3,202,168

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,083,796

Gross unrealized appreciation	$345,878
Gross unrealized depreciation	(87,439)

Net unrealized appreciation	$258,439

(a)	Non-income producing security.

(b)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at June 30, 2016	Value at June 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	27,717	63,740	91,457	$91,457	$195	$4

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	462,277	USD	24,598	Citibank N.A.	9/29/16	$ 452
MXN	736,823	USD	39,131	Deutsche Bank AG	9/29/16	797
USD	156,344	MXN	3,001,400	Citibank N.A.	9/29/16	(6,301)
Total						$(5,052)

2	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Emerging Markets Dividend Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Brazil	$367,898	—	—	$367,898
Chile	24,502	—	—	24,502
China	127,360	$469,754	—	597,114
Hong Kong	—	86,031	—	86,031
Hungary	—	11,795	—	11,795
India	—	483,868	—	483,868
Indonesia	—	58,983	—	58,983
Jersey	—	41,211	—	41,211
Kazakhstan	3,550	—	—	3,550
Mexico	267,099	—	—	267,099
Peru	17,594	—	—	17,594
Philippines	—	6,089	—	6,089
Poland	—	31,087	—	31,087
Russia	128,308	—	—	128,308
Singapore	—	41,034	—	41,034
South Africa	41,091	100,680	—	141,771
South Korea	—	170,844	—	170,844
Taiwan	126,402	185,581	—	311,983
Thailand	—	257,455	—	257,455
Turkey	—	17,582	—	17,582
United States	25,617	—	—	25,617
Participation Notes:
China	—	106,544	—	106,544
South Korea	—	52,819	—	52,819
Short-Term Securities	91,457	—	—	91,457

Total	$1,220,878	$2,121,357	—	$3,342,235

BLACKROCK FUNDS	JUNE 30, 2016	3

Schedule of Investments (concluded)	BlackRock Emerging Markets Dividend Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,249	—	$1,249
Liabilities:
Foreign currency exchange contracts	—	(6,301)	—	(6,301)

Total	—	$(5,052)	—	$(5,052)

[1]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,601	—	—	$3,601
Foreign currency at value	1,398	—	—	1,398

Total	$4,999	—	—	$4,999

During the period ended June 30, 2016, there were no transfers between levels.

4	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Energy & Resources Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Energy Equipment & Services — 10.0%
Helmerich & Payne, Inc.	135,900	$9,122,967
Patterson-UTI Energy, Inc.	212,100	4,521,972
Poseidon Concepts Corp. (a)	35,081	35
Superior Energy Services, Inc.	433,357	7,978,102
Tenaris SA	381,500	5,513,888

		27,136,964
Oil, Gas & Consumable Fuels — 88.5%
AltaGas Ltd.	330,700	8,037,447
Cabot Oil & Gas Corp.	506,580	13,039,369
Cairn Energy PLC (a)	3,757,592	10,450,178
Carrizo Oil & Gas, Inc. (a)	174,200	6,245,070
Cimarex Energy Co.	146,210	17,445,777
Concho Resources, Inc. (a)	85,100	10,149,877
Devon Energy Corp.	194,740	7,059,325
Enbridge, Inc.	362,900	15,373,286
Encana Corp.	1,390,600	10,817,392
Energen Corp.	89,900	4,334,079
EQT Corp.	238,844	18,493,691
Gulfport Energy Corp. (a)	322,455	10,079,943
Hess Corp.	206,200	12,392,620
HollyFrontier Corp.	134,000	3,185,180
Ithaca Energy, Inc. (a)	4,022,700	3,892,082
Kosmos Energy Ltd. (a)	1,234,888	6,730,140
Longview Energy Co. (a)	85,400	145,180
Lundin Petroleum AB (a)	259,753	4,733,511
Marathon Oil Corp.	1,051,600	15,784,516

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Murphy Oil Corp.	149,800	$4,756,150
Newfield Exploration Co. (a)	88,800	3,923,184
Noble Energy, Inc.	166,370	5,967,692
Oil Search Ltd.	1,920,500	9,697,705
Painted Pony Petroleum Ltd. (a)	561,600	3,294,963
PBF Energy, Inc., Class A	110,300	2,622,934
Pioneer Natural Resources Co.	60,127	9,091,804
RSP Permian, Inc. (a)	175,912	6,137,570
Tesoro Corp.	100,150	7,503,238
TransCanada Corp.	164,700	7,452,581
Western Refining, Inc.	103,800	2,141,394

		240,977,878
Total Long-Term Investments (Cost — $285,399,895) — 98.5%		268,114,842

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	4,766,946	4,766,946
Total Short-Term Securities (Cost — $4,766,946) — 1.8%		4,766,946
Total Investments (Cost — $290,166,841*) — 100.3%		272,881,788
Liabilities in Excess of Other Assets — (0.3)%		(730,344)

Net Assets — 100.0%		$272,151,444

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$294,359,990

Gross unrealized appreciation	$28,908,136
Gross unrealized depreciation	(50,386,338)

Net unrealized depreciation	$(21,478,202)

(a)	Non-income producing security.

(b)	During the six months ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	8,250,169	(3,483,223)	4,766,946	$4,766,946	$14,230		$153
BlackRock Liquidity Series, LLC Money Market Series	—	—	—	—	67,470	[1]	—
Total				$4,766,946	$81,700		$153

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	Current yield as of period end.

BLACKROCK FUNDS	JUNE 30, 2016	1

Schedule of Investments (concluded)	BlackRock Energy & Resources Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Energy Equipment & Services	$21,623,041	$5,513,923	—	$27,136,964
Oil, Gas & Consumable Fuels	215,951,304	24,881,394	$145,180	240,977,878
Short-Term Securities	4,766,946	—	—	4,766,946

Total	$242,341,291	$30,395,317	$145,180	$272,881,788

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, foreign currency at value of $17,737 are categorized as Level 1 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between levels.

2	BLACKROCK FUNDS	JUNE 30, 2016

Consolidated Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Flexible Equity Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.5%
L-3 Communications Holdings, Inc.	23,299	$3,417,730
Raytheon Co.	52,328	7,113,992

		10,531,722
Airlines — 2.8%
Delta Air Lines, Inc.	114,300	4,163,949
Southwest Airlines Co.	169,187	6,633,822
United Continental Holdings, Inc. (a)	27,385	1,123,880

		11,921,651
Auto Components — 2.3%
Goodyear Tire & Rubber Co.	114,900	2,948,334
Lear Corp.	67,082	6,826,264

		9,774,598
Banks — 10.6%
Bank of America Corp.	861,304	11,429,504
Citigroup, Inc.	111,927	4,744,586
JPMorgan Chase & Co.	231,833	14,406,103
SunTrust Banks, Inc.	123,994	5,093,674
U.S. Bancorp	240,477	9,698,437

		45,372,304
Beverages — 1.8%
Dr Pepper Snapple Group, Inc.	65,707	6,349,268
Molson Coors Brewing Co., Class B	13,696	1,385,076

		7,734,344
Biotechnology — 4.0%
Amgen, Inc.	56,689	8,625,231
Gilead Sciences, Inc.	100,543	8,387,297

		17,012,528
Building Products — 0.7%
Owens Corning	56,800	2,926,336
Capital Markets — 1.6%
Freedom Pay, Inc. (a)	43,051	—
Goldman Sachs Group, Inc.	45,582	6,772,574

		6,772,574
Chemicals — 1.0%
Dow Chemical Co.	31,445	1,563,131
Eastman Chemical Co.	37,070	2,517,053

		4,080,184
Communications Equipment — 2.5%
Cisco Systems, Inc.	376,139	10,791,428
Construction & Engineering — 0.7%
AECOM (a)	61,990	1,969,422
EMCOR Group, Inc.	18,400	906,384

		2,875,806
Consumer Finance — 0.8%
SLM Corp. (a)	574,294	3,549,137
Containers & Packaging — 1.5%
Avery Dennison Corp.	30,800	2,302,300
Packaging Corp. of America	62,703	4,196,712

		6,499,012

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 1.1%
CDW Corp.	66,940	$2,682,955
Flextronics International Ltd. (a)	166,100	1,959,980

		4,642,935
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	17,283	1,366,740
Food & Staples Retailing — 3.9%
CVS Health Corp.	114,952	11,005,505
Walgreens Boots Alliance, Inc.	68,900	5,737,303

		16,742,808
Food Products — 0.9%
Tyson Foods, Inc., Class A	58,269	3,891,787
Health Care Providers & Services — 8.8%
Aetna, Inc.	90,530	11,056,429
Centene Corp. (a)	86,164	6,149,525
Cigna Corp.	43,969	5,627,592
Humana, Inc.	15,010	2,699,999
Laboratory Corp. of America Holdings (a)	34,146	4,448,199
UnitedHealth Group, Inc.	52,841	7,461,149

		37,442,893
Hotels, Restaurants & Leisure — 1.9%
Carnival Corp.	185,634	8,205,023
Household Durables — 1.7%
DR Horton, Inc.	117,911	3,711,838
Lennar Corp., Class A	41,090	1,894,249
NVR, Inc. (a)	815	1,450,977

		7,057,064
Insurance — 2.1%
American International Group, Inc.	76,664	4,054,759
Travelers Cos., Inc.	40,613	4,834,572

		8,889,331
Internet Software & Services — 4.7%
Alphabet, Inc., Class A (a)	24,882	17,505,233
Facebook, Inc., Class A (a)	23,062	2,635,525

		20,140,758
IT Services — 2.0%
Amdocs Ltd.	61,403	3,544,181
Cognizant Technology Solutions Corp., Class A (a)	83,730	4,792,705

		8,336,886
Machinery — 0.2%
WABCO Holdings, Inc. (a)	9,700	888,229
Media — 4.3%
Comcast Corp., Class A	214,666	13,994,077
Omnicom Group, Inc.	53,691	4,375,280

		18,369,357
Metals & Mining — 0.7%
Rio Tinto PLC — ADR	98,900	3,095,570
Multi-Utilities — 0.8%
Public Service Enterprise Group, Inc.	73,529	3,427,187

Portfolio Abbreviations
ADR	American Depositary Receipts	CVR	Contingent Value Rights	USD	U.S. Dollar

BLACKROCK FUNDS	JUNE 30, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Flexible Equity Fund

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	25,810	$1,374,383
BP PLC — ADR	194,293	6,899,344
Chevron Corp.	47,800	5,010,874
Hess Corp.	36,872	2,216,007
Marathon Oil Corp.	70,090	1,052,051
Statoil ASA — ADR	83,880	1,451,963
Suncor Energy, Inc.	161,717	4,484,412
Valero Energy Corp.	23,500	1,198,500

		23,687,534
Pharmaceuticals — 4.4%
Johnson & Johnson	16,184	1,963,119
Pfizer, Inc.	309,352	10,892,284
Teva Pharmaceutical Industries Ltd. — ADR	113,791	5,715,722

		18,571,125
Road & Rail — 0.6%
Norfolk Southern Corp.	28,587	2,433,611
Semiconductors & Semiconductor Equipment — 2.5%
Intel Corp.	62,362	2,045,474
Lam Research Corp.	87,790	7,379,627
NVIDIA Corp. (b)	30,270	1,422,993

		10,848,094
Software — 5.1%
Activision Blizzard, Inc.	226,440	8,973,817
Microsoft Corp.	253,848	12,989,402

		21,963,219
Specialty Retail — 5.5%
GNC Holdings, Inc., Class A	67,500	1,639,575
Home Depot, Inc.	76,970	9,828,299
Lowe’s Cos., Inc.	105,837	8,379,115
Ross Stores, Inc.	62,712	3,555,143

		23,402,132

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals — 5.9%
Apple Inc.	194,845	$18,627,182
EMC Corp.	197,776	5,373,574
Western Digital Corp.	22,692	1,072,424

		25,073,180
Tobacco — 2.6%
Altria Group, Inc.	158,960	10,961,882
Total Common Stocks — 98.3%		419,278,969

Total Long-Term Investments (Cost — $400,703,423) — 98.3%		419,278,969

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (c)(d)	1,776,473	1,776,473

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (c)(d)(e)	$257	256,990
Total Short-Term Securities (Cost — $2,033,463) — 0.5%		2,033,463
Total Investments (Cost — $402,736,886*) — 98.8%		421,312,432
Other Assets in Excess of Liabilities — 1.2%		5,261,255

Net Assets — 100.0%		$426,573,687

Notes to Consolidated Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$402,990,516

Gross unrealized appreciation	$39,387,095
Gross unrealized depreciation	(21,065,179)

Net unrealized appreciation	$18,321,916

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	2,453,165	(676,692)	1,776,473	$1,776,473	$5,610		$54
BlackRock Liquidity Series, LLC Money Market Series	—	—	$ 256,990	$256,990	$3,072	[1]	—
Total				$2,033,463	$8,682		$54

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

2	BLACKROCK FUNDS	JUNE 30, 2016

Consolidated Schedule of Investments (concluded)	BlackRock Flexible Equity Fund

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$419,278,969	—	—	$419,278,969
Short-Term Securities	1,776,473	$256,990	—	2,033,463

Total	$421,055,442	$256,990	—	$421,312,432

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $256,990 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS	JUNE 30, 2016	3

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Global Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.6%
Ensogo Ltd. (a)	122,284	$59,241
Newcrest Mining Ltd. (a)	76,600	1,327,621

		1,386,862
Belgium — 3.6%
Anheuser-Busch InBev SA	59,878	7,918,087
Delhaize Group (a)	9,524	1,006,066

		8,924,153
Canada — 1.4%
Fairfax Financial Holdings Ltd.	6,460	3,479,285
China — 1.9%
Alibaba Group Holding Ltd. — ADR (a)	34,544	2,747,284
China Construction Bank Corp., H Shares	3,062,000	2,041,246

		4,788,530
France — 1.0%
Unibail-Rodamco SE	10,169	2,630,671
Hong Kong — 0.7%
AIA Group Ltd.	304,900	1,833,585
India — 1.5%
Bharti Infratel Ltd.	273,095	1,399,356
HDFC Bank Ltd.	120,488	2,442,325

		3,841,681
Indonesia — 0.5%
Matahari Department Store Tbk PT	812,960	1,239,039
Ireland — 0.8%
Green REIT PLC	1,248,733	1,924,859
Israel — 0.5%
Teva Pharmaceutical Industries Ltd. — ADR	24,300	1,220,589
Italy — 2.1%
Atlantia SpA	58,300	1,456,629
Eni SpA	109,600	1,765,354
Snam SpA	353,500	2,113,384

		5,335,367
Japan — 5.2%
Alps Electric Co. Ltd.	59,500	1,130,399
FANUC Corp.	16,300	2,651,574
Nintendo Co. Ltd.	11,900	1,710,021
Panasonic Corp.	116,200	999,731
SoftBank Group Corp.	38,500	2,177,255
Sony Corp.	55,400	1,632,194
Sumitomo Mitsui Financial Group, Inc.	97,100	2,803,768

		13,104,942
Mexico — 0.7%
Fomento Economico Mexicano SAB de CV — ADR	18,962	1,753,795

Common Stocks	Shares	Value
Netherlands — 2.0%
ASML Holding NV	12,849	$1,264,838
InterXion Holding NV (a)	36,519	1,346,821
Koninklijke Philips NV	100,161	2,487,637

		5,099,296
New Zealand — 0.5%
Xero Ltd. (a)	94,000	1,226,893
Nigeria — 0.3%
Lekoil Ltd. (a)	2,713,900	650,322
Norway — 0.8%
Statoil ASA	111,735	1,930,609
Portugal — 0.9%
Galp Energia SGPS SA	161,900	2,251,768
South Africa — 1.0%
Naspers Ltd., N Shares	17,079	2,607,879
South Korea — 0.4%
LG Chem Ltd.	4,200	959,149
Spain — 1.3%
Cellnex Telecom SAU (b)	211,536	3,319,554
Sweden — 0.7%
Nordea Bank AB	199,999	1,696,721
Switzerland — 2.7%
Nestle SA, Registered Shares	36,677	2,841,673
Roche Holding AG	7,739	2,042,166
UBS Group AG, Registered Shares	138,958	1,803,063

		6,686,902
Taiwan — 1.4%
Largan Precision Co. Ltd.	19,306	1,785,482
Taiwan Semiconductor Manufacturing Co. Ltd.	358,000	1,804,212

		3,589,694
Thailand — 0.4%
True Corp. PCL	4,855,100	994,784
United Kingdom — 11.3%
AstraZeneca PLC	42,575	2,545,297
BAE Systems PLC	305,283	2,137,164
Delphi Automotive PLC (a)	23,988	1,501,649
Diageo PLC	97,609	2,726,786
GlaxoSmithKline PLC	80,348	1,725,483
Imperial Brands PLC	56,490	3,063,626
Kennedy Wilson Europe Real Estate PLC	74,634	958,364
Lloyds Banking Group PLC	2,389,798	1,730,917
Metro Bank PLC (a)	80,275	1,932,149
Nomad Foods Ltd. (a)	225,590	1,800,208
Unilever PLC	83,444	3,998,253
Vodafone Group PLC — ADR	75,002	2,316,812

Portfolio Abbreviations
ADR	American Depositary Receipts	EUR	Euro	OTC	Over-the-counter
AUD	Australian Dollar	GBP	British Pound	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CVR	Contingent Value Rights	MXN	Mexican Peso	USD	U.S. Dollar
DKK	Danish Krone	NOK	Norwegian Krone	ZAR	South African Rand
ETF	Exchange-Traded Fund	NZD	New Zealand Dollar

BLACKROCK FUNDS	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Worldpay Group PLC (a)(b)	563,075	$2,049,434

		28,486,142
United States — 51.3%
Acuity Brands, Inc.	5,678	1,407,917
Adobe Systems, Inc. (a)	21,531	2,062,454
Allergan PLC (a)	5,500	1,270,995
Alphabet, Inc., Class A (a)	2,015	1,417,613
Alphabet, Inc., Class C (a)	7,237	5,008,728
Altria Group, Inc.	42,816	2,952,591
Amazon.com, Inc. (a)	3,779	2,704,328
Amgen, Inc.	8,235	1,252,955
Apple Inc.	37,884	3,621,710
Aramark	65,773	2,198,134
Assured Guaranty Ltd. (a)	44,014	1,116,635
AT&T Inc.	54,000	2,333,340
BankUnited, Inc.	81,401	2,500,639
Biogen, Inc. (a)	3,800	918,916
Boston Scientific Corp. (a)	150,111	3,508,094
Cerner Corp. (a)	22,600	1,324,360
Cigna Corp.	9,600	1,228,704
Citigroup, Inc.	68,139	2,888,412
Comcast Corp., Class A	45,269	2,951,086
Concho Resources, Inc. (a)	19,848	2,367,271
Crown Holdings, Inc. (a)	26,584	1,347,011
Duke Energy Corp.	23,600	2,024,644
Eastman Chemical Co.	24,895	1,690,371
Enterprise Products Partners LP	60,500	1,770,230
EOG Resources, Inc.	27,912	2,328,419
Facebook, Inc., Class A (a)	28,849	3,296,864
FirstEnergy Corp.	52,979	1,849,497
Hartford Financial Services Group, Inc.	78,279	3,474,022
Hess Corp.	30,700	1,845,070
Hortonworks, Inc. (a)	119,934	1,282,094
Humana, Inc.	8,507	1,530,239
Intercontinental Exchange, Inc.	8,200	2,098,872
Kellogg Co.	31,500	2,571,975
Kennedy-Wilson Holdings, Inc.	74,532	1,413,127
Lam Research Corp.	17,846	1,500,135
Lowe’s Cos., Inc.	28,969	2,293,476
Macquarie Infrastructure Corp.	20,484	1,516,840
MasterCard, Inc., Class A	34,846	3,068,539
McDonald’s Corp.	38,823	4,671,960
Medtronic PLC (a)	37,715	3,272,531
Merck & Co., Inc.	22,580	1,300,834
Micron Technology, Inc. (a)	64,871	892,625
Mondelez International, Inc., Class A	55,936	2,545,647
Monsanto Co.	20,955	2,166,957
Mosaic Co.	96,488	2,526,056
Pioneer Natural Resources Co.	10,977	1,659,832
Platform Specialty Products Corp. (a)	122,274	1,085,793
PPL Corp.	53,496	2,019,474
Public Service Enterprise Group, Inc.	61,839	2,882,316
Roper Technologies, Inc.	8,167	1,392,963
Samsonite International SA	418,200	1,156,261
ServiceMaster Global Holdings, Inc. (a)	51,800	2,061,640
Sherwin-Williams Co.	5,946	1,746,162
Shire PLC — ADR	6,815	1,254,505
Starbucks Corp.	57,439	3,280,916
Strategic Growth Bancorp (Acquired 3/10/14, cost $1,691,208) (a)(c)	135,840	1,018,800
Union Pacific Corp.	19,564	1,706,959
UnitedHealth Group, Inc.	15,724	2,220,229
Walt Disney Co.	19,184	1,876,579
WestRock Co.	41,400	1,609,218
Whirlpool Corp.	9,100	1,516,424

Common Stocks	Shares	Value
United States (continued)
WisdomTree Investments, Inc. (d)	122,198	$1,196,318

		128,997,306
Total Common Stocks — 95.5%		239,960,377

Preferred Stocks	Shares	Value
India — 1.0%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $576,742) (a)(c)	81	1,991,244
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $227,633) (a)(c)	27	663,748

		2,654,992
United States — 2.1%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $942,242) (a)(c)	153,710	1,474,079
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $1,176,386) (a)(c)	75,832	3,698,493

		5,172,572
Total Preferred Stocks — 3.1%		7,827,564
Total Long-Term Investments (Cost — $223,058,223) — 98.6%		247,787,941

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (e)(f)	2,929,006	2,929,006
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (e)(f)(g)	$2	1,931
Total Short-Term Securities (Cost — $2,930,937) — 1.2%		2,930,937
Total Investments (Cost $225,989,160*) — 99.8%		250,718,878
Other Assets Less Liabilities — 0.2%		566,913

Net Assets — 100.0%		$251,285,791

2	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$228,564,624

Gross unrealized appreciation	$35,774,714
Gross unrealized depreciation	(13,620,460)

Net unrealized appreciation	$22,154,254

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $8,846,364 and an original cost of $4,614,211, which was 3.52% of its net assets.

(d)	Security, or a portion of security, is on loan.

(e)	Current yield as of period end.

(f)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at June 30, 2016	Value at, June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	3,352,047	(423,041)	2,929,006	$2,929,006	$13,261		$247
BlackRock Liquidity Series, LLC, Money Market Series	—	$1,931	$1,931	1,931	664	[1]	—
Total				$2,930,937	$13,925		$247

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	8,359,000	USD	6,011,357	HSBC Bank PLC	7/13/16	$219,708

CAD	2,272,000	USD	1,729,091	Royal Bank of Scotland PLC	7/13/16	29,584

CHF	1,231,916	USD	1,268,165	Bank of America N.A.	7/13/16	(5,522)

CHF	172,020	USD	180,735	Morgan Stanley & Co. International PLC	7/13/16	(4,424)

CHF	45,114	USD	46,025	The Bank of New York Mellon	7/13/16	214

DKK	6,687,888	USD	1,024,687	Commonwealth Bank of Australia	7/13/16	(26,307)

DKK	4,871,118	USD	746,436	Morgan Stanley & Co. International PLC	7/13/16	(19,266)

EUR	56,284	USD	64,564	Citibank N.A.	7/13/16	(2,072)

EUR	885,757	USD	1,022,019	Goldman Sachs International	7/13/16	(38,566)

EUR	755,730	USD	859,668	HSBC Bank PLC	7/13/16	(20,583)

EUR	87,422	USD	100,844	Royal Bank of Scotland PLC	7/13/16	(3,780)

EUR	586,231	USD	676,550	Royal Bank of Scotland PLC	7/13/16	(25,661)

GBP	488,000	USD	711,472	Citibank N.A.	7/13/16	(61,744)

GBP	820,000	USD	1,179,287	Commonwealth Bank of Australia	7/13/16	(87,531)

GBP	953,000	USD	1,377,657	Morgan Stanley & Co. International PLC	7/13/16	(108,823)

GBP	710,000	USD	1,018,377	Royal Bank of Scotland PLC	7/13/16	(73,076)

GBP	1,015,000	USD	1,441,832	Royal Bank of Scotland PLC	7/13/16	(90,451)

JPY	989,778,581	USD	9,185,752	Royal Bank of Scotland PLC	7/13/16	402,998

SEK	1,021,596	USD	125,724	Morgan Stanley & Co. International PLC	7/13/16	(4,909)

BLACKROCK FUNDS	JUNE 30, 2016	3

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SEK	6,247,686	USD	768,602	State Street Bank and Trust Co.	7/13/16	$ (29,741)

SGD	1,544,382	USD	1,140,959	Royal Bank of Scotland PLC	7/13/16	5,361

USD	1,299,172	AUD	1,733,000	Morgan Stanley & Co. International PLC	7/13/16	7,339

USD	676,997	CHF	651,959	State Street Bank and Trust Co.	7/13/16	8,777

USD	2,988,033	EUR	2,621,818	Morgan Stanley & Co. International PLC	7/13/16	77,039

USD	572,928	EUR	506,989	State Street Bank and Trust Co.	7/13/16	10,021

USD	968,552	EUR	882,000	State Street Bank and Trust Co.	7/13/16	(10,729)

USD	1,498,268	EUR	1,315,146	State Street Bank and Trust Co.	7/13/16	38,066

USD	19,297,366	GBP	13,685,719	Morgan Stanley & Co. International PLC	7/13/16	1,076,064

USD	200,751	JPY	20,488,888	Morgan Stanley & Co. International PLC	7/13/16	2,259

USD	905,427	JPY	95,684,747	Morgan Stanley & Co. International PLC	7/13/16	(21,545)

USD	4,594,728	JPY	494,930,770	Morgan Stanley & Co. International PLC	7/13/16	(200,048)

USD	1,408,131	JPY	153,220,661	Royal Bank of Scotland PLC	7/13/16	(76,236)

USD	3,541,067	JPY	367,885,000	State Street Bank and Trust Co.	7/13/16	(22,919)

USD	1,213,714	NOK	10,101,279	Royal Bank of Scotland PLC	7/13/16	6,710

USD	950,753	NZD	1,408,414	Royal Bank of Scotland PLC	7/13/16	(54,159)

USD	274,293	SEK	2,226,933	Morgan Stanley & Co. International PLC	7/13/16	10,932
Total						$ 906,980

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$1,386,862	—	$1,386,862
Belgium	—	8,924,153	—	8,924,153
Canada	3,479,285	—	—	3,479,285
China	2,747,284	2,041,246	—	4,788,530
France	—	2,630,671	—	2,630,671
Hong Kong	—	1,833,585	—	1,833,585
India	—	3,841,681	—	3,841,681
Indonesia	—	1,239,039	—	1,239,039

4	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Global Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Ireland	$1,924,859	—	—	$1,924,859
Israel	1,220,589	—	—	1,220,589
Italy	—	$5,335,367	—	5,335,367
Japan	—	13,104,942	—	13,104,942
Mexico	1,753,795	—	—	1,753,795
Netherlands	1,346,821	3,752,475	—	5,099,296
New Zealand	—	1,226,893	—	1,226,893
Nigeria	650,322	—	—	650,322
Norway	—	1,930,609	—	1,930,609
Portugal	—	2,251,768	—	2,251,768
South Africa	—	2,607,879	—	2,607,879
South Korea	—	959,149	—	959,149
Spain	—	3,319,554	—	3,319,554
Sweden	—	1,696,721	—	1,696,721
Switzerland	—	6,686,902	—	6,686,902
Taiwan	—	3,589,694	—	3,589,694
Thailand	994,784	—	—	994,784
United Kingdom	7,550,818	20,935,324	—	28,486,142
United States	126,822,245	1,156,261	$1,018,800	128,997,306
Preferred Stocks:
India	—	—	2,654,992	2,654,992
United States	—	—	5,172,572	5,172,572
Short-Term Securities	2,929,006	1,931	—	2,930,937

Total	$151,419,808	$90,452,706	$8,846,364	$250,718,878

Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$1,895,072	—	$1,895,072
Liabilities:
Forward foreign currency exchange contracts	—	(988,092)	—	(988,092)

Total	—	$906,980	—	$906,980

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$1,763,167	—	—	$1,763,167
Liabilities:
Collateral on securities loaned at value	—	$(1,931)	—	(1,931)

Total	$1,763,167	$(1,931)	—	$1,761,236

Transfers between Level 1 and Level 2 were as follows:
	Transfers Into Level 1	Transfers Out of Level 1[1]	Transfers Into Level 2[1]	Transfers Out of Level 2
Assets:
Long-Term Investments:
United Kingdom	—	$(1,447,062)	$1,447,062	—
Ireland	$2,268,842	—	—	$(2,268,842)

Total	$2,268,842	$(1,447,062)	$1,447,062	$(2,268,842)

[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK FUNDS	JUNE 30, 2016	5

Schedule of Investments (concluded)	BlackRock Global Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2015	$ 3,053,077	$6,521,833	$9,574,910
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,759,880)	—	(1,759,880)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[1]	(274,397)	1,305,731	1,031,334
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of June 30, 2016	$ 1,018,800	$7,827,564	$8,846,364

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[1]	$ (274,397)	$1,305,731	$1,031,334

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$1,018,800	Market Comparables	Tangible Book Value Multiple[1]	1.35x
Preferred Stocks	7,827,564	Market Comparables	Revenue Multiple[1]	12.0x
			Priced to new financing round[1]	—
			Revenue Growth Rate[1]	84.00%
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%
			IPO Exit Probability[1]	70.00%
			Merger & Acquisition Probability[1]	25.00%
			Revenue Growth Rate[1]	80.00%
			Revenue Multiple[1]	13.55x-20.70x
			Time to Exit[2]	1-2 years
Total	$8,846,364

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

6	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Health Sciences Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Biotechnology — 18.1%
AbbVie, Inc.	656,806	$40,662,859
Acceleron Pharma, Inc. (a)	597,800	20,313,244
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $17,141,679) (a)(b)	297,971,595	25,208,397
Actelion Ltd.	147,300	24,804,966
Agios Pharmaceuticals, Inc. (a)(c)	191,700	8,031,271
Alder Biopharmaceuticals, Inc. (a)	204,100	5,096,377
Alexion Pharmaceuticals, Inc. (a)	96,417	11,257,649
Alkermes PLC (a)	347,200	15,005,984
Alnylam Pharmaceuticals, Inc. (a)	254,752	14,136,188
Amgen, Inc.	1,405,146	213,792,964
Aquinox Pharmaceuticals, Inc. (a)	321,900	2,130,978
Avexis, Inc. (a)(c)	225,526	8,574,498
Axovant Sciences Ltd. (a)	246,300	3,162,492
Biogen, Inc. (a)	479,962	116,064,411
BioMarin Pharmaceutical, Inc. (a)	182,600	14,206,280
Celgene Corp. (a)	839,638	82,813,496
Corvus Pharmaceuticals, Inc. (Acquired 9/11/15, cost $5,604,000) (a)(b)	400,000	5,572,000
CytomX Therapeutics, Inc. (a)	498,194	5,089,052
Genomic Health, Inc. (a)	390,100	10,101,639
Gilead Sciences, Inc.	991,456	82,707,260
Global Blood Therapeutics, Inc. (a)(c)	295,137	4,896,323
Incyte Corp. (a)	283,300	22,658,334
Inotek Pharmaceuticals Corp. (a)	625,434	4,653,229
Intellia Therapeutics, Inc. (Acquired 5/5/16, cost $4,657,716) (a)(b)	573,644	11,822,803
Lion Biotechnologies, Inc. (Acquired 6/3/16, cost $2,491,670) (a)(b)	524,562	4,174,596
Medivation, Inc. (a)	682,900	41,178,870
Neurocrine Biosciences, Inc. (a)	853,238	38,779,667
Otonomy, Inc. (a)	171,200	2,718,656
Prothena Corp. PLC (a)	89,864	3,141,645
PTC Therapeutics, Inc. (a)	615,400	4,320,108
Regeneron Pharmaceuticals, Inc. (a)	146,542	51,176,863
REGENXBIO, Inc. (a)	633,013	5,064,104
Sage Therapeutics, Inc. (a)	188,387	5,676,100
Sarepta Therapeutics, Inc. (a)(c)	89,800	1,712,486
Seattle Genetics, Inc. (a)(c)	302,018	12,204,547
Seres Therapeutics, Inc. (a)	44,670	1,297,663
Syndax Pharmaceuticals, Inc. (a)	288,213	2,838,898
Syndax Pharmaceuticals, Inc. (Acquired 8/19/15, cost $9,349,076) (a)(b)	668,208	6,468,253
Ultragenyx Pharmaceutical, Inc. (a)	281,139	13,750,508
Vertex Pharmaceuticals, Inc. (a)	735,670	63,282,333

		1,010,547,991
Diversified Consumer Services — 0.2%
Service Corp. International	414,000	11,194,560
Electronic Equipment, Instruments & Components — 0.7%
FEI Co.	385,900	41,244,992
Health Care Equipment & Supplies — 25.7%
Abbott Laboratories	2,372,800	93,274,768
Baxter International, Inc.	2,693,800	121,813,636
Becton Dickinson and Co.	392,292	66,528,800
Boston Scientific Corp. (a)	10,352,600	241,940,262
CONMED Corp.	245,200	11,703,396
Cooper Cos., Inc.	265,800	45,603,306
CR Bard, Inc.	404,860	95,206,878
DENTSPLY SIRONA, Inc.	449,100	27,862,164
Edwards Lifesciences Corp. (a)	942,764	94,021,854
Hologic, Inc. (a)	733,400	25,375,640
Masimo Corp. (a)	397,900	20,895,719
Medtronic PLC (a)	3,783,223	328,270,260
St. Jude Medical, Inc.	1,160,200	90,495,600

Common Stocks	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	1,025,600	$122,897,648
Zimmer Biomet Holdings, Inc.	406,100	48,886,318

		1,434,776,249
Health Care Providers & Services — 21.5%
Aetna, Inc.	894,923	109,296,946
Amedisys, Inc. (a)	881,500	44,498,120
American Renal Associates Holdings, Inc. (a)	184,413	5,342,445
AmerisourceBergen Corp.	287,200	22,780,704
Anthem, Inc.	615,900	80,892,306
Cardinal Health, Inc.	670,280	52,288,543
Centene Corp. (a)	642,300	45,840,951
Cigna Corp.	796,400	101,931,236
DaVita HealthCare Partners, Inc. (a)	778,700	60,209,084
Express Scripts Holding Co. (a)	224,147	16,990,343
HCA Holdings, Inc. (a)	228,648	17,608,182
HealthEquity, Inc. (a)	335,600	10,197,206
Humana, Inc.	521,300	93,771,444
Laboratory Corp. of America Holdings (a)	86,600	11,281,382
McKesson Corp.	397,200	74,137,380
Quest Diagnostics, Inc.	172,000	14,002,520
Teladoc, Inc. (a)(c)	386,400	6,190,128
UnitedHealth Group, Inc.	2,426,653	342,643,404
Universal Health Services, Inc., Class B	554,600	74,371,860
WellCare Health Plans, Inc. (a)	137,400	14,740,272

		1,199,014,456
Health Care Technology — 0.8%
Cerner Corp. (a)	743,200	43,551,520
Life Sciences Tools & Services — 2.6%
Agilent Technologies, Inc.	765,300	33,948,708
Thermo Fisher Scientific, Inc.	773,100	114,233,256

		148,181,964
Pharmaceuticals — 26.7%
Allergan PLC (a)	761,151	175,894,385
AstraZeneca PLC	1,215,600	72,673,232
Bristol-Myers Squibb Co.	1,279,726	94,123,847
Chugai Pharmaceutical Co. Ltd.	272,400	9,707,850
Dermira, Inc. (a)	366,900	10,731,825
Eli Lilly & Co.	2,311,700	182,046,375
GlaxoSmithKline PLC	2,326,700	49,966,169
GlaxoSmithKline PLC - ADR	724,600	31,404,164
Intra-Cellular Therapies, Inc. (a)	1,158,454	44,971,184
Jazz Pharmaceuticals PLC (a)	253,600	35,836,216
Johnson & Johnson	1,308,200	158,684,660
Mallinckrodt PLC (a)	478,727	29,097,027
Merck & Co., Inc.	1,313,300	75,659,213
Merck KGaA	346,800	35,249,951
Mylan NV (a)	1,102,100	47,654,804
Nektar Therapeutics (a)	476,700	6,783,441
Pfizer, Inc.	4,043,137	142,358,854
Phibro Animal Health Corp., Class A	469,000	8,751,540
Roche Holding AG	233,800	61,695,104
Shire PLC - ADR	557,997	102,716,088
Teva Pharmaceutical Industries Ltd. - ADR	1,447,200	72,692,856
Zoetis, Inc.	874,500	41,503,770

		1,490,202,555
Total Common Stocks — 96.3%		5,378,714,287

BLACKROCK FUNDS	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

Preferred Stocks	Shares	Value
Biotechnology — 0.6%
Afferent Pharmaceuticals, Inc., Series C (Acquired 6/30/15, cost $8,391,856) (a)(b)	3,420,640	$16,932,168
Lion Biotechnologies, Inc., Series B (Acquired 6/3/16, cost $2,925,126) (a)(b)	615,816	4,900,818
Ovid Therapeutics Inc. (Acquired 8/07/15, cost $9,342,296) (a)(b)	1,499,566	9,342,296

		31,175,282
Total Preferred Stocks — 0.6%		31,175,282

Rights	Shares	Value
Biotechnology — 0.0%
Dyax Corp. — CVR (a)	1,269,237	1,408,853
Total Long-Term Investments (Cost — $4,153,826,844) — 96.9%		5,411,298,422

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)(e)	174,354,144	$174,354,144
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (d)(e)(f)	$ 21,115	21,115,180
Total Short-Term Securities (Cost — $195,469,324) — 3.5%		195,469,324
Total Investments (Cost — $4,349,296,168*) — 100.4%		5,606,767,746
Liabilities in Excess of Other Assets — (0.4)%		(23,715,569)

Net Assets — 100.0%		$5,583,052,177

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,359,652,457

Gross unrealized appreciation	$1,323,541,708
Gross unrealized depreciation	(76,426,419)

Net unrealized appreciation	$1,247,115,289

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $84,421,331 and an original cost of $59,903,419, which was 1.51% of its net assets.

(c)	Security, or a portion of security, is on loan.

(d)	Current yield as of period end.

(e)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	270,734,455	(96,380,311)	174,354,144	$174,354,144	$547,573		$5,470
BlackRock Liquidity Series, LLC, Money Market Series	$9,479,975	$11,635,205	$21,115,180	21,115,180	240,551	[1]	—
Total				$195,469,324	$788,124		$5,470

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Health Sciences Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End

      Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,015,923,000	USD	9,946,592	Citibank N.A.	7/13/16	$(104,561)
USD	35,800,638	EUR	32,163,000	TD Securities, Inc.	7/13/16	90,183
USD	9,300,847	JPY	983,818,000	Citibank N.A.	7/13/16	(230,158)
Total						$(244,536)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Biotechnology	$932,496,976	$52,842,618	$25,208,397	$1,010,547,991
Diversified Consumer Services	11,194,560	—	—	11,194,560
Electronic Equipment, Instruments & Components	—	41,244,992	—	41,244,992
Health Care Equipment & Supplies	1,434,776,249	—	—	1,434,776,249
Health Care Providers & Services	1,199,014,456	—	—	1,199,014,456
Health Care Technology.	43,551,520	—	—	43,551,520
Life Sciences Tools & Services	148,181,964	—	—	148,181,964
Pharmaceuticals	1,260,910,249	229,292,306	—	1,490,202,555
Preferred Stocks:
Biotechnology	—	4,900,818	26,274,464	31,175,282
Rights:
Biotechnology	—	—	1,408,853	1,408,853
Short-Term Securities.	174,354,144	21,115,180	—	195,469,324

Total	$5,204,480,118	$349,395,914	$52,891,714	$5,606,767,746

BLACKROCK FUNDS	JUNE 30, 2016	3

Schedule of Investments (concluded)	BlackRock Health Sciences Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$90,183	—	$90,183
Liabilities:
Forward foreign currency exchange contracts	—	(334,719)	—	(334,719)

Total	—	$(244,536)	—	$(244,536)

[1]

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$567,046	—	—	$567,046
Liabilities:
Collateral on securities loaned at value.	—	$(21,115,180)	—	(21,115,180)

Total	$567,046	$(21,115,180)	—	$(20,548,134)

During the period ended June 30, 2016, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Rights	Total
Assets:
Opening Balance, as of September 30, 2015	—	$82,530,621	—	$82,530,621
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	$(26,703,742)		—	(26,703,742)
Other[1]	64,796,469	(64,796,469)	—	—
Accrued discounts/premiums	—	—	—	—
Net realized gain (loss)	22,382,287	—	—	22,382,287
Net change in unrealized appreciation (depreciation)[2]	8,066,718	8,540,312	$1,408,853	18,015,883
Purchases	—	—	—	—
Sales	(43,333,335)	—	—	(43,333,335)

Closing Balance, as of June 30, 2016	$25,208,397	$26,274,464	$1,408,853	$52,891,714

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[3]	$8,066,718	$8,540,312	$1,408,853	$18,015,883

[1]	Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $1,408,853.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$25,208,397	Discounted Cash Flow	Discount Rate[1]	1.27%
			Time to Exit[1]	1-3 years
Preferred Stocks	26,274,464	Cost	N/A	—
		Merger Terms	N/A	—
Total	$51,482,861

[1]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

4	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock International Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 1.1%
Newcrest Mining Ltd. (a)	502,022	$8,700,978
Belgium — 4.1%
Anheuser-Busch InBev SA	185,979	24,593,306
Delhaize Group (a)	82,200	8,683,181

		33,276,487
Canada — 4.8%
Canadian Pacific Railway Ltd.	35,000	4,506,018
Element Financial Corp.	438,000	4,644,607
Fairfax Financial Holdings Ltd.	21,467	11,561,889
Gildan Activewear, Inc.	321,900	9,428,148
Potash Corp. of Saskatchewan, Inc.	294,179	4,781,732
PrairieSky Royalty Ltd.	167,900	3,186,585

		38,108,979
China — 3.5%
Alibaba Group Holding Ltd. — ADR (a)	91,758	7,297,514
China Construction Bank Corp., H Shares	21,221,000	14,146,727
Tencent Holdings Ltd.	288,900	6,627,272

		28,071,513
Denmark — 0.9%
Novo Nordisk A/S, Class B	130,400	7,022,418
France — 6.6%
AXA SA	286,900	5,672,788
BNP Paribas SA	243,087	10,660,754
Dassault Aviation SA	4,901	4,856,434
Orange SA	821,800	13,362,942
Sanofi	54,100	4,494,795
Unibail-Rodamco SE	54,700	14,150,626

		53,198,339
Germany — 2.0%
Continental AG	20,208	3,823,910
SAP SE	87,300	6,556,709
Wacker Chemie AG	63,700	5,578,435

		15,959,054
Hong Kong — 1.5%
AIA Group Ltd.	1,999,900	12,026,849
India — 3.2%
Bharti Infratel Ltd.	1,138,886	5,835,724
HDFC Bank Ltd.	684,855	13,882,202
Tata Motors Ltd. — ADR	166,546	5,774,150

		25,492,076
Indonesia — 1.1%
Matahari Department Store Tbk PT	5,623,171	8,570,324
Ireland — 3.6%
Green REIT PLC	5,265,855	8,117,049
Kingspan Group PLC (b)	262,279	5,707,792
Ryanair Holdings PLC — ADR	75,214	5,230,382
Shire PLC — ADR	55,200	10,161,216

		29,216,439
Israel — 0.5%
Teva Pharmaceutical Industries Ltd. — ADR	76,000	3,817,480
Italy — 3.6%
Atlantia SpA	212,600	5,311,822
Eni SpA	716,800	11,545,671
Snam SpA	1,173,600	7,016,315
Telecom Italia SpA (a)	6,545,000	5,375,493

		29,249,301
Japan — 7.0%
FANUC Corp.	52,800	8,589,148

Common Stocks	Shares	Value
Japan (continued)
Nintendo Co. Ltd.	46,100	$6,624,533
ORIX Corp.	438,300	5,671,806
Panasonic Corp.	407,900	3,509,384
Sony Corp.	297,000	8,750,207
Sumitomo Mitsui Financial Group, Inc.	564,800	16,308,634
Toyota Motor Corp.	134,300	6,620,794

		56,074,506
Mexico — 1.1%
Fomento Economico Mexicano SAB de CV — ADR	92,200	8,527,578
Netherlands — 5.2%
Aalberts Industries NV	138,505	4,152,158
ASML Holding NV	67,400	6,634,765
Koninklijke Philips NV	488,400	12,130,088
Royal Dutch Shell PLC, Class B	669,316	18,492,352

		41,409,363
New Zealand — 0.7%
Xero Ltd. (a)	413,800	5,400,941
Nigeria — 0.3%
Lekoil Ltd. (a)	11,614,700	2,783,187
Norway — 1.5%
Statoil ASA	720,500	12,449,131
Philippines — 0.4%
Cemex Holdings Philippines, Inc. (a)	12,614,000	2,882,204
Portugal — 1.2%
Galp Energia SGPS SA	667,200	9,279,678
South Africa — 1.0%
Naspers Ltd., N Shares	52,197	7,970,225
South Korea — 2.0%
LG Chem Ltd.	34,600	7,901,558
Samsung Electronics Co. Ltd.	6,300	7,845,713

		15,747,271
Spain — 1.4%
Cellnex Telecom SAU (c)	741,514	11,636,298
Sweden — 1.4%
Nordea Bank AB	1,294,600	10,982,930
Switzerland — 7.3%
Nestle SA, Registered Shares	279,700	21,670,690
Novartis AG, Registered Shares	67,300	5,554,845
Roche Holding AG	75,514	19,926,621
UBS Group AG, Registered Shares	846,200	10,979,947

		58,132,103
Taiwan — 2.2%
Hermes Microvision, Inc.	112,510	4,665,135
Largan Precision Co. Ltd.	65,000	6,011,411
Taiwan Semiconductor Manufacturing Co. Ltd.	1,404,000	7,075,735

		17,752,281
Thailand — 0.4%
True Corp. PCL	15,797,300	3,236,783
United Kingdom — 21.4%
AstraZeneca PLC	349,900	20,918,364
BAE Systems PLC	2,266,600	15,867,560
Diageo PLC	396,400	11,073,755
GlaxoSmithKline PLC	344,500	7,398,180
Imperial Brands PLC	311,300	16,882,753
Kennedy Wilson Europe Real Estate PLC	536,498	6,889,091
Liberty Global PLC LiLAC, Class A (a)	39,189	1,264,237
Liberty Global PLC, Class A (a)	314,100	9,127,746

BLACKROCK FUNDS	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	11,858,300	$8,588,899
Metro Bank PLC (a)(b)	353,053	8,497,677
Nomad Foods Ltd. (a)	517,319	4,128,206
Reckitt Benckiser Group PLC	90,900	9,114,743
SABMiller PLC	226,100	13,186,024
Sophos Group PLC (c)	1,484,100	4,166,320
Unilever PLC	331,100	15,864,792
Vodafone Group PLC	3,504,500	10,684,784
Worldpay Group PLC (a)(c)	2,225,500	8,100,192

		171,753,323
United States — 0.6%
Samsonite International SA	1,711,500	4,732,045
Total Common Stocks — 91.6%		733,460,084

Exchange-Traded Funds — 2.9%	Shares	Value
WisdomTree Japan Hedged Equity Fund	611,200	23,702,336

Preferred Stocks	Shares	Value
China — 0.5%
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $2,770,046) (a)(d)	101,000	3,861,230
India — 3.0%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $5,332,969) (a)(d)	749	18,412,860

Preferred Stocks	Shares	Value
India (concluded)
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $2,090,847) (a)(d)	248	$6,096,648

		24,509,508
Total Preferred Stocks — 3.5%		28,370,738
Total Long-Term Investments (Cost — $759,636,882) — 98.0%		$785,533,158

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (e)(f)	6,678,764	6,678,764
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (e)(f)(g)	$ 4,326	4,326,483
Total Short-Term Securities (Cost — $11,005,247) — 1.4%		11,005,247
Total Investments (Cost — $770,642,129*) — 99.4%		796,538,405
Other Assets Less Liabilities — 0.6%		4,486,392

Net Assets — 100.0%		$801,024,797

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$780,258,784

Gross unrealized appreciation	$80,379,731
Gross unrealized depreciation	(64,100,110)

Net unrealized appreciation	$16,279,621

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $28,370,738 and an original cost of $10,193,862, which was 3.54% of its net assets.

(e)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	15,801,600	(9,122,836)	6,678,764	$6,678,764	$155,434		$1,058
BlackRock Liquidity Series, LLC, Money Market Series	—	$4,326,483	$4,326,483	4,326,483	14,302	[1]	—
Total				$11,005,247	$169,736		$1,058

1	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

2	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	59,096,000	USD	42,498,770	HSBC Bank PLC	7/13/16	$ 1,553,273
DKK	33,467,999	USD	5,139,540	Royal Bank of Scotland PLC	7/13/16	(143,378)
EUR	2,260,084	USD	2,510,467	Morgan Stanley & Co. International PLC	7/13/16	(1,104)
GBP	2,371,000	USD	3,346,901	Morgan Stanley & Co. International PLC	7/13/16	(190,129)
GBP	11,051,000	USD	16,230,040	Royal Bank of Scotland PLC	7/13/16	(1,516,629)
GBP	11,083,000	USD	16,038,075	State Street Bank and Trust Co.	7/13/16	(1,282,059)
GBP	11,865,000	USD	16,858,089	Westpac Banking Corp.	7/13/16	(1,060,910)
JPY	6,882,085,773	USD	63,917,491	Bank of America N.A.	7/13/16	2,754,590
NZD	1,908,000	USD	1,313,540	Morgan Stanley & Co. International PLC	7/13/16	47,830
NZD	1,832,000	USD	1,230,107	Royal Bank of Scotland PLC	7/13/16	77,036
SEK	3,875,292	USD	477,124	Morgan Stanley & Co. International PLC	7/13/16	(18,826)
SEK	50,790,524	USD	6,253,174	Royal Bank of Scotland PLC	7/13/16	(246,608)
SGD	11,043,431	USD	8,157,948	Royal Bank of Scotland PLC	7/13/16	39,060
USD	3,288,477	AUD	4,388,000	BNP Paribas S.A.	7/13/16	17,522
USD	15,967,389	AUD	21,032,000	Deutsche Bank AG	7/13/16	289,465
USD	8,516,961	AUD	11,361,000	Morgan Stanley & Co. International PLC	7/13/16	48,109
USD	31,209,290	EUR	28,176,000	UBS AG	7/13/16	(74,414)
USD	29,962,713	GBP	22,767,000	Goldman Sachs International	7/13/16	(349,496)
USD	632,647	GBP	448,939	Royal Bank of Scotland PLC	7/13/16	34,926
USD	5,039,776	GBP	3,457,000	State Street Bank and Trust Co.	7/13/16	437,092
USD	95,281,431	GBP	67,610,324	State Street Bank and Trust Co.	7/13/16	5,264,376
USD	3,013,800	JPY	318,399,249	Australia & New Zealand Banking Group Ltd.	7/13/16	(70,779)
USD	4,797,932	JPY	507,921,000	Citibank N.A.	7/13/16	(122,691)
USD	844,842	JPY	86,224,123	Morgan Stanley & Co. International PLC	7/13/16	9,523
USD	4,630,767	JPY	503,880,028	Royal Bank of Scotland PLC	7/13/16	(250,708)
USD	24,706,317	JPY	2,566,764,000	State Street Bank and Trust Co.	7/13/16	(159,909)
USD	2,992,466	MXN	54,419,000	Goldman Sachs International	7/13/16	19,625
USD	1,016,047	NOK	8,466,496	Citibank N.A.	7/13/16	4,384
USD	4,791,456	NOK	39,919,151	Royal Bank of Scotland PLC	7/13/16	21,510
USD	1,721,411	NOK	14,390,000	State Street Bank and Trust Co.	7/13/16	1,948
USD	6,440,058	NZD	9,548,295	Royal Bank of Scotland PLC	7/13/16	(372,709)
USD	956,161	SEK	7,762,899	Morgan Stanley & Co. International PLC	7/13/16	38,109
Total						$ 4,798,029

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK FUNDS	JUNE 30, 2016	3

Schedule of Investments (continued)	BlackRock International Opportunities Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$8,700,978	—	$8,700,978
Belgium	—	33,276,487	—	33,276,487
Canada	$38,108,979	—	—	38,108,979
China	7,297,514	20,773,999	—	28,071,513
Denmark	—	7,022,418	—	7,022,418
France	—	53,198,339	—	53,198,339
Germany	—	15,959,054	—	15,959,054
Hong Kong	—	12,026,849	—	12,026,849
India	5,774,150	19,717,926	—	25,492,076
Indonesia	—	8,570,324	—	8,570,324
Ireland	29,216,439	—	—	29,216,439
Israel	3,817,480	—	—	3,817,480
Italy	—	29,249,301	—	29,249,301
Japan	—	56,074,506	—	56,074,506
Mexico	8,527,578	—	—	8,527,578
Netherlands	—	41,409,363	—	41,409,363
New Zealand	—	5,400,941	—	5,400,941
Nigeria	2,783,187	—	—	2,783,187
Norway	—	12,449,131	—	12,449,131
Philippines	2,882,204	—	—	2,882,204
Portugal	—	9,279,678	—	9,279,678
South Africa	—	7,970,225	—	7,970,225
South Korea	—	15,747,271	—	15,747,271
Spain	—	11,636,298	—	11,636,298
Sweden	—	10,982,930	—	10,982,930
Switzerland	—	58,132,103	—	58,132,103
Taiwan	—	17,752,281	—	17,752,281
Thailand	3,236,783	—	—	3,236,783
United Kingdom	23,017,866	148,735,457	—	171,753,323
United States	—	4,732,045	—	4,732,045
Exchange-Traded Funds	23,702,336	—	—	23,702,336
Preferred Stocks:
China	—	—	$3,861,230	3,861,230
India	—	—	24,509,508	24,509,508
Short-Term Securities	6,678,764	4,326,483	—	11,005,247

Total	$155,043,280	$613,124,387	$28,370,738	$796,538,405

Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$10,658,378	—	$10,658,378
Liabilities:
Forward foreign currency exchange contracts	—	(5,860,349)	—	(5,860,349)

Total	—	$4,798,029	—	$4,798,029

[1] Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

4	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (concluded)	BlackRock International Opportunities Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$310,754	—	—	$310,754
Foreign currency at value	3,306,356	—	—	3,306,356
Liabilities:
Collateral on securities loaned at value	—	$(4,326,483)	—	(4,326,483)

Total	$3,617,110	$(4,326,483)	—	$(709,373)

Transfers between Level 1 and Level 2 were as follows:
	Transfers Into Level 1[1]	Transfers Out of Level 1[1]	Transfers Into Level 2[1]	Transfers Out of Level 2[1]
Assets:
Long-Term Investments:
France	—	$(1,531,046)	$1,531,046	—
Ireland	$16,926,164	—	—	$(16,926,164)
United Kingdom	—	(16,742,090)	16,742,090	—

Total	$16,926,164	$(18,273,136)	$18,273,136	$(16,926,164)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total

Assets:
Opening Balance, as of September 30, 2015	$ 9,194,648	$21,172,822	$30,367,470
Transfers into Level 3	—	—	—
Transfers out of Level 3[1]	(9,194,648)	—	(9,194,648)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)[2]	—	7,197,916	7,197,916
Purchases	—	—	—
Sales	—	—	—

Closing Balance, as of June 30, 2016	—	$28,370,738	$28,370,738

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[2]	—	$ 7,197,916	$ 7,197,916

[1]

As of September 30, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of June 30, 2016 the Fund used unadjusted price quotations in active markets in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 1 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized

Assets:
Preferred Stocks	$28,370,738	Market Comparables	Revenue Growth Rate[1]	99.00%
			Revenue Multiple[1]	4.33x
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%
			IPO Exit Probability[1]	70.00%
			Merger & Acquisition Probability[1]	25.00%
			Revenue Growth Rate[1]	80.00%
			Revenue Multiple[1]	13.55x - 20.70x
			Time to Exit[2]	1 - 2 years

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

BLACKROCK FUNDS	JUNE 30, 2016	5

Schedule of Investments June 30, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.0%		Par (000)	Value
Knollwood CDO Ltd., Series 2004-1A, Class C, 3.82%, 1/10/39 (a)(b)	USD	144	$ 1

Common Stocks		Shares	Value
Aerospace & Defense — 1.1%
Boeing Co.		7,882	1,023,635
General Dynamics Corp.		1,686	234,759
Honeywell International, Inc.		6,101	709,668
Northrop Grumman Corp.		2,258	501,908
Rockwell Collins, Inc.		1,104	93,995
Safran SA		17,231	1,160,372
Textron, Inc.		2,598	94,983
Thales SA		28,740	2,386,703
United Technologies Corp.		7,003	718,158

			6,924,181
Air Freight & Logistics — 0.4%
Deutsche Post AG, Registered Shares		8,819	248,454
Expeditors International of Washington, Inc.		41,425	2,031,482
FedEx Corp.		2,075	314,944

			2,594,880
Airlines — 0.3%
American Airlines Group, Inc.		6,806	192,678
Delta Air Lines, Inc.		11,227	409,000
Deutsche Lufthansa AG, Registered Shares		34,046	400,298
Qantas Airways Ltd.		38,621	81,812
Singapore Airlines Ltd.		5,800	46,057
United Continental Holdings, Inc. (c)		12,188	500,196

			1,630,041
Auto Components — 0.1%
Cie Generale des Etablissements Michelin		4,974	468,755
Lear Corp.		1,028	104,609
Nokian Renkaat OYJ		5,330	191,038
Schaeffler AG		1,782	23,538

			787,940
Automobiles — 0.8%
Daihatsu Motor Co. Ltd.		1,100	14,329
Ford Motor Co.		69,231	870,234
Fuji Heavy Industries Ltd.		14,200	488,102
General Motors Co.		14,368	406,614

Common Stocks	Shares	Value
Automobiles (continued)
Harley-Davidson, Inc.	3,282	$148,675
Isuzu Motors Ltd.	12,300	151,499
Mazda Motor Corp.	34,200	452,578
Mitsubishi Motors Corp.	19,800	91,403
Nissan Motor Co. Ltd.	800	7,139
Peugeot SA (c)	32,956	395,015
Renault SA	1,381	104,263
Suzuki Motor Corp.	21,600	584,883
Toyota Motor Corp.	27,600	1,360,640

		5,075,374
Banks — 2.0%
Aozora Bank Ltd.	133,000	461,375
Australia & New Zealand Banking Group Ltd.	54,335	989,988
Bank Hapoalim BM	11,425	57,558
Bank Leumi Le-Israel BM (c)	14,992	52,639
Bank of America Corp.	51,540	683,936
Bank of East Asia Ltd.	12,800	49,500
Barclays PLC	7,763	14,438
Bendigo & Adelaide Bank Ltd.	7,268	52,624
BOC Hong Kong Holdings Ltd.	40,000	120,534
Chiba Bank Ltd.	15,000	70,886
Commonwealth Bank of Australia	26,831	1,506,031
Concordia Financial Group Ltd. (c)	42,100	162,586
DBS Group Holdings Ltd.	18,900	222,848
Hang Seng Bank Ltd.	8,200	140,653
Hiroshima Bank Ltd.	7,000	23,390
HSBC Holdings PLC	170,252	1,054,811
Japan Post Bank Co. Ltd.	11,400	134,049
Joyo Bank Ltd.	40,000	149,537
JPMorgan Chase & Co.	27,619	1,716,245
Kyushu Financial Group, Inc.	13,900	68,897
Lloyds Banking Group PLC	50,127	36,307
Mitsubishi UFJ Financial Group, Inc.	33,700	151,072
Mizrahi Tefahot Bank Ltd.	1,490	17,181
Mizuho Financial Group, Inc.	194,900	280,473
Oversea-Chinese Banking Corp. Ltd.	33,100	215,217
Resona Holdings, Inc.	19,100	69,809
Shizuoka Bank Ltd.	9,000	63,384
Standard Chartered PLC	32,939	249,909
Sumitomo Mitsui Financial Group, Inc.	6,300	181,913
Sumitomo Mitsui Trust Holdings, Inc.	17,000	55,315
Suruga Bank Ltd.	25,900	585,318

Portfolio Abbreviations
AUD	Australian Dollar	INR	Indian Rupee	PLN	Polish Zloty
BRL	Brazilian Real	JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate
BZDIOVER	Overnight Brazil CETIP — Interbank Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	REIT	Real Estate Investment Trust
CAD	Canadian Dollar	KRW	Korean Won	S&P	Standard & Poor’s
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Offered Rate	SEK	Swedish Krona
CNY	Chinese Yuan	MIBOR	Moscow Interbank Offer Rate	STIBOR	Stockholm Interbank Offered Rate
CZK	Czech Koruna	MXIBTIIE	Mexico Interbank TIIE 28 Day	THB	Thai Baht
DKK	Danish Krone	MXN	Mexican Peso	USD	U.S. Dollar
EUR	Euro	MYR	Malaysian Ringgit	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	NOK	Norwegian Krone	ZAR	South African Rand
GBP	British Pound

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2016	1

Schedule of Investments (continued)

Common Stocks	Shares	Value
Banks (continued)
Svenska Handelsbanken AB, A Shares	34,291	$416,310
Swedbank AB, Class A	5,228	109,804
United Overseas Bank Ltd.	13,900	191,514
Wells Fargo & Co.	22,614	1,070,321
Westpac Banking Corp.	51,390	1,139,603
Yamaguchi Financial Group, Inc.	19,000	179,670

		12,745,645
Beverages — 1.1%
Asahi Group Holdings Ltd.	13,200	426,819
Brown-Forman Corp., Class B	196	19,553
Coca-Cola Co.	50,369	2,283,227
Coca-Cola European Partners PLC (c)	2,324	83,278
Coca-Cola HBC AG	12,498	252,892
Kirin Holdings Co. Ltd.	6,900	116,377
PepsiCo, Inc.	6,260	663,184
Remy Cointreau SA	4,220	363,264
SABMiller PLC	45,633	2,661,291

		6,869,885
Biotechnology — 0.7%
AbbVie, Inc.	19,322	1,196,225
Actelion Ltd.	841	141,622
Amgen, Inc.	7,628	1,160,600
Biogen, Inc. (c)	494	119,459
Celgene Corp. (c)	1,453	143,309
CSL Ltd.	356	30,022
Gilead Sciences, Inc.	17,069	1,423,896

		4,215,133
Building Products — 0.5%
AO Smith Corp.	160	14,098
Geberit AG	7,560	2,863,444
Masco Corp.	8,385	259,432

		3,136,974
Capital Markets — 0.5%
Ameriprise Financial, Inc.	7,585	681,512
Charles Schwab Corp.	22,426	567,602
Credit Suisse Group AG	6,784	72,266
Daiwa Securities Group, Inc.	28,000	147,514
Franklin Resources, Inc.	5,592	186,605
Invesco Ltd.	2,780	71,001
Macquarie Group Ltd.	6,200	322,738
SBI Holdings, Inc.	38,600	384,384
TD Ameritrade Holding Corp.	2,576	73,352
UBS Group AG, Registered Shares	63,660	826,026

		3,333,000
Chemicals — 1.2%
Ashland, Inc.	29,661	3,404,193
Celanese Corp., Class A	18,905	1,237,332
Covestro AG	761	33,895
Dow Chemical Co.	3,068	152,510
E I du Pont de Nemours & Co.	2,163	140,162
EMS-Chemie Holding AG	3,232	1,668,707
LyondellBasell Industries NV, Class A	8,941	665,389
Nitto Denko Corp.	800	50,747
Syngenta AG, Registered Shares	998	383,081

		7,736,016

Common Stocks	Shares	Value
Commercial Services & Supplies — 0.0%
Waste Management, Inc.	412	$27,303
Communications Equipment — 0.8%
Cisco Systems, Inc.	153,513	4,404,288
Juniper Networks, Inc.	11,487	258,343
Motorola Solutions, Inc.	1,004	66,234
Telefonaktiebolaget LM Ericsson, Class B	7,328	56,298

		4,785,163
Construction & Engineering — 0.7%
CIMIC Group Ltd.	3,138	84,719
Eiffage SA	24,962	1,774,557
Fluor Corp.	37,407	1,843,417
HOCHTIEF AG	223	28,792
Jacobs Engineering Group, Inc. (c)	4,899	244,019
Skanska AB, Class B	7,554	158,173

		4,133,677
Construction Materials — 0.0%
LafargeHolcim Ltd.	4,885	204,376
Consumer Finance — 0.1%
American Express Co.	9,171	557,230
Navient Corp.	25,347	302,897

		860,127
Containers & Packaging — 0.3%
Avery Dennison Corp.	10,612	793,247
Ball Corp.	2,764	199,810
International Paper Co.	952	40,346
Sealed Air Corp.	14,831	681,781

		1,715,184
Distributors — 0.0%
Jardine Cycle & Carriage Ltd.	1,100	30,091
Diversified Consumer Services — 0.0%
Benesse Holdings, Inc.	7,000	164,330
H&R Block, Inc.	4,660	107,180

		271,510
Diversified Financial Services — 1.0%
ASX Ltd.	9,181	316,108
Challenger Ltd.	5,600	36,586
Eurazeo SA	17,162	1,018,164
Groupe Bruxelles Lambert SA	14,495	1,188,678
Hong Kong Exchanges and Clearing Ltd.	12,300	299,696
Japan Exchange Group, Inc.	7,600	87,502
Moody’s Corp.	9,090	851,824
ORIX Corp.	73,300	948,536
S&P Global, Inc.	6,267	672,198
Singapore Exchange Ltd.	8,700	49,558
Wendel SA	5,789	598,491

		6,067,341
Diversified Telecommunication Services — 0.9%
AT&T Inc.	2,445	105,648
Bezeq The Israeli Telecommunication Corp. Ltd.	22,260	44,096
BT Group PLC	35,894	197,296
Deutsche Telekom AG, Registered Shares	16,074	274,099
HKT Trust & HKT Ltd.	28,000	40,350
Nippon Telegraph & Telephone Corp.	44,500	2,086,824
Singapore Telecommunications Ltd.	85,500	264,077

2	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)

Common Stocks	Shares	Value
Diversified Telecommunication Services (continued)
Spark New Zealand Ltd.	19,591	$49,793
Telefonica SA	22,344	212,131
Telenor ASA	24,580	406,873
Telia Co. AB	100,337	475,144
Telstra Corp. Ltd.	303,979	1,270,553
Verizon Communications, Inc.	6,432	359,163

		5,786,047
Electric Utilities — 0.3%
AusNet Services	108,268	133,345
Cheung Kong Infrastructure Holdings Ltd.	7,000	60,354
Chubu Electric Power Co., Inc.	9,300	132,349
CLP Holdings Ltd.	18,000	183,873
Contact Energy Ltd.	7,732	28,705
EDP — Energias de Portugal SA	24,854	76,093
Electricite de France SA	7,818	94,795
Endesa SA	12,317	247,148
Enel SpA	74,114	329,027
Iberdrola SA	58,359	398,103
Kansai Electric Power Co., Inc. (c)	7,600	74,018
Mighty River Power Ltd.	7,495	16,176
Power Assets Holdings Ltd.	15,000	137,918
Tohoku Electric Power Co., Inc.	1,500	18,931
Tokyo Electric Power Co., Inc. (c)	15,800	66,914

		1,997,749
Electrical Equipment — 0.2%
ABB Ltd.	4,151	82,157
OSRAM Licht AG	2,287	118,826
Rockwell Automation, Inc.	6,673	766,194

		967,177
Electronic Equipment, Instruments & Components — 0.1%
FLIR Systems, Inc.	9,609	297,399
TE Connectivity Ltd.	2,341	133,695

		431,094
Energy Equipment & Services — 0.3%
FMC Technologies, Inc. (c)	9,524	254,005
Halliburton Co.	439	19,882
Schlumberger Ltd.	9,795	774,589
Tenaris SA	49,066	709,160

		1,757,636
Food & Staples Retailing — 0.7%
Aeon Co. Ltd.	3,100	48,132
Costco Wholesale Corp.	2,742	430,604
FamilyMart Co. Ltd.	5,000	304,706
Koninklijke Ahold NV	54,281	1,198,669
Lawson, Inc.	6,800	542,877
Seven & i Holdings Co. Ltd.	7,100	297,690
Sundrug Co. Ltd.	3,200	300,464
Sysco Corp.	227	11,518
Wal-Mart Stores, Inc.	8,550	624,321
Wesfarmers Ltd.	23,765	716,679
Woolworths Ltd.	2,155	33,895

		4,509,555
Food Products — 0.8%
Associated British Foods PLC	11,194	407,893
Chocoladefabriken Lindt & Spruengli AG	11	65,605
Mondelez International, Inc., Class A	8,847	402,627

Common Stocks	Shares	Value
Food Products (continued)
Nestle SA, Registered Shares	31,125	$2,411,513
Orkla ASA	135,443	1,204,570
Unilever NV CVA	3,822	177,761

		4,669,969
Gas Utilities — 0.1%
APA Group	37,958	264,012
Gas Natural SDG SA	3,759	74,720
Hong Kong & China Gas Co. Ltd.	82,500	150,746
Osaka Gas Co. Ltd.	35,000	134,557
Tokyo Gas Co. Ltd.	34,000	140,378

		764,413
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	71,207	2,799,147
Baxter International, Inc.	12,100	547,162
Boston Scientific Corp. (c)	24,377	569,691
CR Bard, Inc.	410	96,416
CYBERDYNE, Inc. (c)	1,000	22,540
Edwards Lifesciences Corp. (c)	2,164	215,816
IDEXX Laboratories, Inc. (c)	957	88,867
Smith & Nephew PLC	11,660	198,002
St. Jude Medical, Inc.	1,010	78,780

		4,616,421
Health Care Providers & Services — 0.6%
Aetna, Inc.	2,371	289,570
Alfresa Holdings Corp.	19,100	399,039
AmerisourceBergen Corp.	1,077	85,428
Express Scripts Holding Co. (c)	5,676	430,241
HCA Holdings, Inc. (c)	11,192	861,896
McKesson Corp.	1,383	258,137
Medipal Holdings Corp.	14,500	238,392
Ramsay Health Care Ltd.	7,420	401,018
Ryman Healthcare Ltd.	4,015	26,799
Suzuken Co. Ltd.	14,500	456,406
UnitedHealth Group, Inc.	1,380	194,856

		3,641,782
Hotels, Restaurants & Leisure — 0.6%
Carnival Corp.	12,137	536,455
Crown Resorts Ltd.	8,025	76,330
Domino’s Pizza Enterprises Ltd.	4,875	250,856
Galaxy Entertainment Group Ltd.	25,000	74,802
InterContinental Hotels Group PLC	8,027	296,040
Marriott International, Inc., Class A	614	40,806
McDonald’s Corp.	4,910	590,869
McDonald’s Holdings Co. Japan Ltd.	7,100	192,856
MelCo. Crown Entertainment Ltd. — ADR	2,042	25,688
MGM China Holdings Ltd.	10,000	13,057
Oriental Land Co. Ltd.	11,500	744,618
Royal Caribbean Cruises Ltd.	1,534	103,008
Starwood Hotels & Resorts Worldwide, Inc.	7,022	519,277
TabCorp. Holdings Ltd.	8,583	29,568
Wyndham Worldwide Corp.	633	45,089

		3,539,319
Household Durables — 0.7%
Barratt Developments PLC	8,538	46,396
Berkeley Group Holdings PLC	938	31,674
Casio Computer Co. Ltd.	2,300	33,121

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2016	3

Schedule of Investments (continued)

Common Stocks	Shares	Value
Household Durables (continued)
Electrolux AB, Class B	13,243	$361,068
Husqvarna AB, Class B	19,479	145,050
Iida Group Holdings Co. Ltd.	4,900	100,347
Newell Brands, Inc.	6,149	298,657
Nikon Corp.	15,100	204,451
Panasonic Corp.	73,700	634,081
Persimmon PLC	3,764	72,991
Sekisui Chemical Co. Ltd.	40,600	500,224
Sekisui House Ltd.	36,800	644,445
Sony Corp.	20,300	598,078
Taylor Wimpey PLC	36,083	64,015
Whirlpool Corp.	3,607	601,070

		4,335,668
Household Products — 0.6%
Colgate-Palmolive Co.	30,116	2,204,491
Procter & Gamble Co.	11,081	938,228
Svenska Cellulosa AB SCA, Class B	10,063	323,331

		3,466,050
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	123,840	1,545,523
Meridian Energy Ltd.	13,722	25,897
NRG Energy, Inc.	4,862	72,881

		1,644,301
Industrial Conglomerates — 0.6%
CK Hutchison Holdings Ltd.	102,500	1,127,547
General Electric Co.	86,668	2,728,309
Siemens AG, Registered Shares	1,107	113,602

		3,969,458
Insurance — 3.3%
Aflac, Inc.	58,791	4,242,359
AIA Group Ltd.	129,200	776,973
Alleghany Corp. (c)	105	57,706
Allianz SE, Registered Shares	4,493	640,963
American International Group, Inc.	9,863	521,654
AMP Ltd.	54,468	212,273
Aon PLC	7,444	813,108
Assurant, Inc.	2,793	241,064
Aviva PLC	153,106	807,070
AXA SA	18,423	364,272
Baloise Holding AG	50	5,569
CNP Assurances	59,917	884,005
Dai-ichi Life Insurance Co. Ltd.	26,200	293,293
Insurance Australia Group Ltd.	6,157	25,362
Mapfre SA	789,816	1,734,574
Medibank Private Ltd.	50,520	112,031
MS&AD Insurance Group Holdings, Inc.	22,400	580,387
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	465	77,979
NN Group NV	20,512	564,665
Poste Italiane SpA	88,778	589,483
Prudential Financial, Inc.	24,669	1,759,886
Prudential PLC	24,317	412,635
QBE Insurance Group Ltd.	20,236	159,857
RenaissanceRe Holdings Ltd.	292	34,292
Sompo Japan Nipponkoa Holdings, Inc.	29,300	779,738
Sony Financial Holdings, Inc.	7,400	83,671
Suncorp Group Ltd.	39,157	359,067
Swiss Life Holding AG	1,128	260,678

Common Stocks	Shares	Value
Insurance (continued)
Swiss Re AG	13,337	$1,164,859
T&D Holdings, Inc.	36,700	311,657
Travelers Cos., Inc.	2,017	240,104
UnipolSai SpA	393,405	593,698
Willis Towers Watson PLC	1,685	209,462
Zurich Insurance Group AG	2,081	514,804

		20,429,198
Internet & Catalog Retail — 0.2%
Amazon.com, Inc. (c)	1,813	1,297,419
Start Today Co. Ltd.	500	26,429

		1,323,848
Internet Software & Services — 0.6%
Alphabet, Inc., Class A (c)	2,176	1,530,881
Alphabet, Inc., Class C (c)	532	368,197
eBay, Inc. (c)	12,136	284,104
Facebook, Inc., Class A (c)	3,814	435,864
Mixi, Inc.	1,200	49,614
VeriSign, Inc. (c)	12,074	1,043,918

		3,712,578
IT Services — 0.4%
Global Payments, Inc.	12,463	889,609
International Business Machines Corp.	8,821	1,338,851
Total System Services, Inc.	1,656	87,950
Western Union Co.	19,059	365,552
Xerox Corp.	9,483	89,994

		2,771,956
Leisure Products — 0.2%
Bandai Namco Holdings, Inc.	15,400	397,420
Hasbro, Inc.	571	47,958
Sankyo Co. Ltd.	25,100	941,075
Yamaha Corp.	2,100	56,602

		1,443,055
Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.	1,489	66,052
Lonza Group AG	1,174	195,015
Mettler-Toledo International, Inc. (c)	540	197,057
Waters Corp. (c)	1,298	182,564

		640,688
Machinery — 0.9%
AGCO Corp.	278	13,102
ANDRITZ AG	33,112	1,570,082
Atlas Copco AB, Class B	4,188	99,265
Illinois Tool Works, Inc.	9,056	943,273
Kone OYJ, Class B	58,601	2,704,468
Schindler Holding AG	219	39,855
Weir Group PLC	2,506	48,400

		5,418,445
Marine — 0.1%
AP Moeller — Maersk A/S, Class A	41	51,675
AP Moeller — Maersk A/S, Class B	183	239,026
Kuehne + Nagel International AG	1,996	279,659

		570,360

4	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)

Common Stocks	Shares	Value
Media — 0.5%
Altice NV, Class A (c)	3,323	$49,617
Discovery Communications, Inc., Class A (c)	9,635	243,091
REA Group Ltd.	8,330	373,833
Sky PLC	81,650	927,830
Time Warner, Inc.	8,299	610,308
Viacom, Inc., Class B	6,418	266,154
Walt Disney Co.	7,572	740,693

		3,211,526
Metals & Mining — 0.5%
Alumina Ltd.	223,346	219,543
BHP Billiton Ltd.	4,501	62,727
BHP Billiton PLC	34,073	431,262
Boliden AB	4,213	82,339
Norsk Hydro ASA	117,760	431,099
Rio Tinto PLC	40,794	1,267,335
South32 Ltd. (c)	40,914	47,984
voestalpine AG	9,787	329,385

		2,871,674
Multiline Retail — 0.3%
Harvey Norman Holdings Ltd.	3,848	13,389
Isetan Mitsukoshi Holdings Ltd.	24,800	220,740
J Front Retailing Co. Ltd.	26,000	269,577
Macy’s, Inc.	13,440	451,718
Marui Group Co. Ltd.	13,500	181,736
Takashimaya Co. Ltd.	58,000	415,428
Target Corp.	2,565	179,088

		1,731,676
Multi-Utilities — 0.3%
AGL Energy Ltd.	51,432	746,954
DUET Group	112,573	211,143
E.ON SE	69,310	699,675
RWE AG (c)	15,648	249,199

		1,906,971
Oil, Gas & Consumable Fuels — 1.9%
Apache Corp.	4,003	222,847
BP PLC	247,446	1,448,437
ConocoPhillips	6,131	267,312
Devon Energy Corp.	14,444	523,595
Eni SpA	27,303	439,776
Exxon Mobil Corp.	28,845	2,703,930
Longview Energy Co. (Acquired 8/13/04, cost $48,000) (c)(d)	3,200	5,440
Marathon Oil Corp.	9,430	141,544
Matador Resources Co. (c)	939	18,592
Murphy Oil Corp.	1,970	62,548
Neste Oyj	12,530	449,314
OMV AG	401	11,272
Phillips 66	4,939	391,860
Royal Dutch Shell PLC, Class A	26,107	717,037
Royal Dutch Shell PLC, Class B	28,793	795,514
Showa Shell Sekiyu KK	6,400	59,735
Spectra Energy Corp.	28,286	1,036,116
Statoil ASA	41,914	724,209
TOTAL SA	13,236	634,749
Valero Energy Corp.	18,422	939,522
Woodside Petroleum Ltd.	9,865	200,035

		11,793,384

Common Stocks	Shares	Value
Paper & Forest Products — 0.3%
Mondi PLC	44,911	$840,850
Norbord, Inc.	6,130	120,884
Stora Enso OYJ, Class R	48,140	387,148
UPM-Kymmene OYJ	35,928	660,028

		2,008,910
Personal Products — 0.4%
Kao Corp.	13,800	803,742
Kose Corp.	200	16,948
Pola Orbis Holdings, Inc.	1,600	150,576
Unilever PLC	30,535	1,463,097

		2,434,363
Pharmaceuticals — 3.3%
AstraZeneca PLC	27,295	1,631,800
Bayer AG, Registered Shares	5,439	546,268
Bristol-Myers Squibb Co.	9,695	713,067
Eli Lilly & Co.	12,089	952,009
GlaxoSmithKline PLC	38,989	837,294
Johnson & Johnson	32,186	3,904,162
Merck & Co., Inc.	38,934	2,242,988
Novartis AG, Registered Shares	27,475	2,267,747
Novo Nordisk A/S, Class B	25,246	1,359,570
Orion Oyj, Class B	885	34,365
Pfizer, Inc.	73,783	2,597,899
Roche Holding AG	8,633	2,278,075
Sanofi	7,856	652,701
Shire PLC	2,069	127,870
Taro Pharmaceutical Industries Ltd.	161	23,442
Teva Pharmaceutical Industries Ltd.	9,866	499,321
Zoetis, Inc.	1,154	54,769

		20,723,347
Professional Services — 0.2%
AdecCo. Group AG	3,088	155,753
Dun & Bradstreet Corp.	2,161	263,296
ManpowerGroup, Inc.	11,057	711,407

		1,130,456
Real Estate Investment Trusts (REITs) — 0.3%
American Capital Agency Corp.	2,289	45,368
Annaly Capital Management, Inc.	6,273	69,442
Ascendas Real Estate Investment Trust	23,400	43,307
CapitaLand Commercial Trust	22,200	24,417
CapitaLand Mall Trust	26,600	42,295
Dexus Property Group	18,648	126,539
Digital Realty Trust, Inc.	1,012	110,298
Equity Residential	2,477	170,616
GPT Group	37,475	152,398
Link REIT	24,500	167,536
Mirvac Group	55,938	85,073
Scentre Group	87,833	325,330
Stockland	56,821	201,459
Suntec Real Estate Investment Trust	25,700	33,959
Vicinity Centres	91,173	227,463

		1,825,500
Real Estate Management & Development — 0.6%
Azrieli Group Ltd.	456	19,391
CapitaLand Ltd.	27,500	63,139
Cheung Kong Property Holdings Ltd.	29,000	182,719

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2016	5

Schedule of Investments (continued)

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
City Developments Ltd.	4,400	$26,738
Daito Trust Construction Co. Ltd.	8,100	1,315,135
Daiwa House Industry Co. Ltd.	22,200	651,948
Global Logistic Properties Ltd.	28,600	38,611
Hang Lung Properties Ltd.	24,000	48,487
Henderson Land Development Co. Ltd.	12,200	68,915
Hongkong Land Holdings Ltd.	12,600	73,836
Hysan Development Co. Ltd.	6,000	26,757
Jones Lang LaSalle, Inc.	175	17,054
Kerry Properties Ltd.	7,000	17,331
Mitsubishi Estate Co. Ltd.	17,000	311,828
Mitsui Fudosan Co. Ltd.	4,000	91,803
New World Development Co. Ltd.	58,000	59,065
Sino Land Co. Ltd.	32,000	52,688
Sun Hung Kai Properties Ltd.	16,000	193,102
Swire Pacific Ltd., Class A	6,000	67,807
Swire Properties Ltd.	12,600	33,572
Swiss Prime Site AG	748	67,715
UOL Group Ltd.	5,200	21,197
Wharf Holdings Ltd.	14,000	85,435
Wheelock & Co. Ltd.	9,000	42,279

		3,576,552
Road & Rail — 0.3%
Asciano Ltd.	133,765	887,504
Aurizon Holdings Ltd.	170,286	617,848
Central Japan Railway Co.	1,500	266,795
Norfolk Southern Corp.	409	34,818

		1,806,965
Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	16,410	538,248
Marvell Technology Group Ltd.	72,820	693,975
Maxim Integrated Products, Inc.	9,009	321,531
NXP Semiconductors NV (c)	3,114	243,951
Qorvo, Inc. (c)	5,806	320,840
QUALCOMM, Inc.	20,753	1,111,738
Texas Instruments, Inc.	14,840	929,726
Xilinx, Inc.	2,250	103,794

		4,263,803
Software — 1.6%
Activision Blizzard, Inc.	14,186	562,191
Adobe Systems, Inc. (c)	2,465	236,122
Autodesk, Inc. (c)	5,580	302,101
CA, Inc.	21,660	711,098
Check Point Software Technologies Ltd. (c)	1,408	112,189
Citrix Systems, Inc. (c)	3,783	302,980
Electronic Arts, Inc. (c)	5,386	408,043
Konami Holdings Corp.	4,900	186,934
Microsoft Corp.	70,771	3,621,352
Nexon Co. Ltd.	10,900	161,320
Oracle Corp.	61,465	2,515,762
Symantec Corp.	14,065	288,895
VMware, Inc., Class A (c)	10,161	581,412

		9,990,399
Specialty Retail — 1.2%
ABC-Mart, Inc.	1,800	120,801
Bed Bath & Beyond, Inc.	1,452	62,755
Best Buy Co., Inc.	25,591	783,085
Foot Locker, Inc.	9,366	513,819

Common Stocks	Shares	Value
Specialty Retail (continued)
Gap, Inc.	20,043	$425,312
Hennes & Mauritz AB, Class B	7,731	227,452
Hikari Tsushin, Inc.	3,600	301,584
Home Depot, Inc.	9,964	1,272,303
Lowe’s Cos., Inc.	5,994	474,545
Nitori Holdings Co. Ltd.	2,100	254,697
Shimamura Co. Ltd.	4,100	610,026
Staples, Inc.	62,322	537,216
Tiffany & Co.	7,811	473,659
TJX Cos., Inc.	11,492	887,527
USS Co. Ltd.	26,500	437,955
Yamada Denki Co. Ltd.	15,900	83,933

		7,466,669
Technology Hardware, Storage & Peripherals — 1.0%
Apple Inc.	36,012	3,442,747
EMC Corp.	7,151	194,293
Hewlett Packard Enterprise Co.	59,725	1,091,176
Hewlett-Packard Co. (c)	97,062	1,218,128
Seagate Technology PLC	11,513	280,457
Western Digital Corp.	3,024	142,914

		6,369,715
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG	769	110,390
NIKE, Inc., Class B	14,656	809,011
Pandora A/S	3,368	458,720
Ralph Lauren Corp.	1,364	122,242
Swatch Group AG	531	30,409
Swatch Group AG	331	96,322

		1,627,094
Tobacco — 1.4%
British American Tobacco PLC	36,811	2,386,435
Imperial Brands PLC	49,770	2,699,180
Japan Tobacco, Inc.	14,900	600,503
Philip Morris International, Inc.	27,895	2,837,479

		8,523,597
Transportation Infrastructure — 0.7%
Atlantia SpA	117,974	2,947,587
Auckland International Airport Ltd.	10,200	47,449
Sydney Airport	285,348	1,489,988

		4,485,024
Wireless Telecommunication Services — 0.5%
KDDI Corp.	26,300	799,776
Millicom International Cellular SA	708	43,428
NTT DOCOMO, Inc.	56,300	1,518,329
StarHub Ltd.	6,500	18,341
Vodafone Group PLC	184,096	561,286

		2,941,160
Total Common Stocks — 41.2%		256,239,393

6	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)

Other Interests (e)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (c)(f)	USD	110	$—
Lehman Brothers Holdings, Inc. (c)(f)		190	—
Total Other Interests — 0.0%			—

Preferred Stocks		Shares	Value
Automobiles — 0.0%
Volkswagen AG, Preference Shares		721	87,328
Total Preferred Stocks — 0.0%			87,328

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
1.50%, 3/31/19	63,336	$64,758,897
3.63%, 8/15/19-2/15/20	117,615	128,758,167
Total U.S. Treasury Obligations — 31.2%		193,517,064
Total Long-Term Investments (Cost — $448,518,588) — 72.4%		449,843,786

Short-Term Securities	Shares	Value
Money Market Funds — 13.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (g)(h)	85,886,107	85,886,107
Total Short-Term Securities (Cost — $85,886,107) — 13.8%		85,886,107
Total Investments (Cost — $534,404,695*) — 86.2%		535,729,893
Other Assets Less Liabilities — 13.8%		85,861,287

Net Assets — 100.0%		$621,591,180

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$535,356,253

Gross unrealized appreciation	$9,545,009
Gross unrealized depreciation	(9,171,369)

Net unrealized appreciation	$373,640

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Non-income producing security.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $5,440 and an original cost of $48,000 which was 0.0% of its net assets.

(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	420,264,224	(334,378,117)	85,886,107	$85,886,107	$503,280		$8,195
BlackRock Liquidity Series, LLC, Money Market Series	$ 795,967	$(795,967)	—	—	8,252	[1]	—
Total				$85,886,107	$511,532		$8,195

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Current yield as of period end.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2016	7

Schedule of Investments (continued)

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(434)	Amsterdam Exchanges Index	July 2016	USD	41,931,018	$(1,267,501)
(310)	CAC 40 10 Euro Future Index	July 2016	USD	14,565,975	(272,347)
209	CAC 40 10 Euro Future Index	July 2016	USD	9,820,286	(207)
(24)	IBEX 35 Index	July 2016	USD	2,164,634	5,309
289	IBEX 35 Index	July 2016	USD	26,065,805	269,701
(271)	OMX Nordic Exchange	July 2016	USD	4,223,214	(164,532)
653	OMX Nordic Exchange	July 2016	USD	10,176,232	67,088
(322)	ASX SPI 200 Index	September 2016	USD	31,075,141	(303,885)
(186)	AUD Currency	September 2016	USD	13,808,640	7,168
374	Australian Government Bonds (10 Year)	September 2016	USD	37,990,084	373,687
(483)	CAD Currency	September 2016	USD	37,248,960	593,196
(352)	Canadian Government Bonds (10 Year)	September 2016	USD	40,334,440	(936,024)
(117)	CHF Currency	September 2016	USD	15,011,100	219,159
(59)	DAX Index	September 2016	USD	15,826,254	(184,176)
(249)	Euro Currency	September 2016	USD	34,572,094	916,180
(202)	Euro-Bund	September 2016	USD	37,463,367	(439,944)
(231)	FTSE 100 Index	September 2016	USD	19,750,496	(1,514,300)
104	FTSE 100 Index	September 2016	USD	8,891,998	607,252
(14)	FTSE/MIB Index	September 2016	USD	1,257,763	11,545
276	FTSE/MIB Index	September 2016	USD	24,795,894	273,640
(239)	GBP Currency	September 2016	USD	19,789,200	1,960,890
(261)	JPY Currency	September 2016	USD	31,669,088	(1,161,933)
(718)	Long Gilt British	September 2016	USD	122,816,206	(5,246,941)
(976)	S&P 500 E-Mini Index	September 2016	USD	102,001,760	(146,566)
419	S&P 500 E-Mini Index	September 2016	USD	43,789,690	505,771
(258)	TOPIX Index	September 2016	USD	31,117,901	1,758,296
199	TOPIX Index	September 2016	USD	24,001,792	543,571
(259)	U.S. Treasury Notes (10 Year)	September 2016	USD	34,442,953	(486,026)
219	U.S. Treasury Notes (10 Year)	September 2016	USD	29,123,578	266,622
(272)	U.S. Ultra Treasury Bonds	September 2016	USD	50,694,000	(2,745,366)
Total					$(6,490,673)

      Forward Foreign Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	2,131,427	DKK	13,953,033	Royal Bank of Scotland PLC	12/08/16	$ 35,886
USD	2,633,290	NOK	22,000,000	Morgan Stanley & Co. International PLC	12/08/16	4,403
USD	3,874,013	SEK	32,000,000	HSBC Bank PLC	12/08/16	64,656
Total						$104,945

8	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)

      Centrally Cleared Interest Rate Swaps

Fixed Rate		Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
	1.20%[1]	3-month LIBOR	N/A	6/14/21	USD	39,000	$(424,415)
		6-month Australian
	2.11%[2]	Bank Bill Rate	9/21/16[3]	9/21/21	AUD	100,000	395,570
		6-month Australian
	2.54%[2]	Bank Bill Rate	9/21/16[3]	9/21/21	AUD	84,000	1,618,171
		6-month Australian
	2.44%[2]	Bank Bill Rate	9/21/16[3]	9/21/21	AUD	84,000	1,321,873
		6-month Australian
	2.10%[2]	Bank Bill Rate	9/21/16[3]	9/21/21	AUD	62,000	248,640
		6-month Australian
	2.20%[2]	Bank Bill Rate	9/21/16[3]	9/21/21	AUD	52,000	378,106
		6-month Australian
	2.51%[2]	Bank Bill Rate	9/21/16[3]	9/21/21	AUD	50,000	903,437
		3-month Canadian
	1.07%[1]	Bankers Acceptance	9/21/16[3]	9/21/21	CAD	70,000	(348,680)
	(0.06)%[1]	6-month EURIBOR	9/21/16[3]	9/21/21	EUR	94,000	51,689
	0.00%[1]	6-month EURIBOR	9/21/16[3]	9/21/21	EUR	55,000	(147,724)
	(0.01)%[1]	6-month EURIBOR	9/21/16[3]	9/21/21	EUR	46,000	(98,956)
	1.08%[2]	6-month GBP LIBOR	9/21/16[3]	9/21/21	GBP	52,000	1,622,011
	0.12%[2]	3-month STIBOR	9/21/16[3]	9/21/21	SEK	400,000	158,186
	1.40%[1]	3-month LIBOR	9/21/16[3]	9/21/21	USD	69,000	(1,278,942)
	1.33%[1]	3-month LIBOR	9/21/16[3]	9/21/21	USD	38,000	(563,191)
	1.43%[1]	3-month LIBOR	9/21/16[3]	9/21/21	USD	32,000	(638,003)
	1.47%[1]	3-month LIBOR	9/21/16[3]	9/21/21	USD	28,000	(611,289)
	1.25%[1]	3-month LIBOR	9/21/16[3]	9/21/21	USD	22,000	(238,384)
	1.11%[1]	3-month LIBOR	9/21/16[3]	9/21/21	USD	10,000	(40,952)
	Total						$2,307,147

[1]	Fund pays the fixed rate and receives the floating rate.
[2]	Fund pays the floating rate and receives the fixed rate.
[3]	Forward swap.

      OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
12.23%[1]	1-day BZDIOVER	Bank of America N.A.	N/A	1/02/19	BRL	35,989	$17,638	$—	$17,638
12.54%[1]	1-day BZDIOVER	Deutsche Bank AG	N/A	1/02/19	BRL	22,940	(27,663)	—	(27,663)
12.37%[1]	1-day BZDIOVER	HSBC Bank USA N.A.	N/A	1/02/19	BRL	41,966	(14,594)	—	(14,594)
5.70%[1]	28-day MXIBTIIE	Bank of America N.A.	9/21/16[2]	9/15/21	MXN	494,000	(95,514)	—	(95,514)
5.83%[1]	28-day MXIBTIIE	Bank of America N.A.	9/21/16[2]	9/15/21	MXN	396,000	(204,218)	—	(204,218)
5.71%[1]	28-day MXIBTIIE	Bank of America N.A.	9/21/16[2]	9/15/21	MXN	349,000	(82,290)	—	(82,290)
5.71%[1]	28-day MXIBTIIE	Citibank N.A.	9/21/16[2]	9/15/21	MXN	213,000	(48,694)	—	(48,694)
5.56%[1]	28-day MXIBTIIE	Citibank N.A.	9/21/16[2]	9/15/21	MXN	161,000	22,897	—	22,897

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2016	9

Schedule of Investments (continued)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.57%[1]	28-day MXIBTIIE	Deutsche Bank AG	9/21/16[2]	9/15/21	MXN	618,000	65,711	—	65,711
5.68%[1]	28-day MXIBTIIE	Deutsche Bank AG	9/21/16[2]	9/15/21	MXN	253,000	(36,654)	—	(36,654)
5.76%[1]	28-day MXIBTIIE	HSBC Bank USA N.A.	9/21/16[2]	9/15/21	MXN	307,000	(106,908)	—	(106,908)
5.56%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	9/21/16[2]	9/15/21	MXN	231,000	30,088	—	30,088
5.52%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	9/21/16[2]	9/15/21	MXN	70,000	15,816	—	15,816
2.60%[3]	7-day China Fixing Repo Rates	Bank of America N.A.	9/21/16[2]	9/21/21	CNY	105,000	(7,420)	—	(7,420)
2.73%[3]	7-day China Fixing Repo Rates	Citibank N.A.	9/21/16[2]	9/21/21	CNY	200,220	175,565	—	175,565
0.31%[1]	6-month PRIBOR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	CZK	183,000	(5,556)	—	(5,556)
6.50%[3]	1-day MIBOR	Bank of America N.A.	9/21/16[2]	9/21/21	INR	827,000	(24,191)	—	(24,191)
6.63%[3]	1-day MIBOR	BNP Paribas S.A.	9/21/16[2]	9/21/21	INR	1,394,000	64,350	—	64,350
6.57%[3]	1-day MIBOR	Citibank N.A.	9/21/16[2]	9/21/21	INR	429,000	5,278	—	5,278
6.42%[3]	1-day MIBOR	Goldman Sachs Bank USA	9/21/16[2]	9/21/21	INR	4,311,000	(338,421)	—	(338,421)
6.54%[3]	1-day MIBOR	Goldman Sachs Bank USA	9/21/16[2]	9/21/21	INR	2,933,000	(27,113)	—	(27,113)
6.50%[3]	1-day MIBOR	Goldman Sachs Bank USA	9/21/16[2]	9/21/21	INR	210,000	(6,789)	—	(6,789)
6.69%[3]	1-day MIBOR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	INR	489,000	42,141	—	42,141
6.46%[3]	1-day MIBOR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	INR	257,000	(15,033)	—	(15,033)
1.29%[3]	3-month KRW Certificate of Deposit	Bank of America N.A.	9/21/16[2]	9/21/21	KRW	34,362,000	114,095	—	114,095
3.70%[3]	3-month KLIBOR	Bank of America N.A.	9/21/16[2]	9/21/21	MYR	117,730	174,261	—	174,261
3.76%[3]	3-month KLIBOR	Citibank N.A.	9/21/16[2]	9/21/21	MYR	104,000	229,977	—	229,977
1.85%[3]	6-month WIBOR	Barclays Bank PLC	9/21/16[2]	9/21/21	PLN	160,000	73,806	—	73,806
2.11%[3]	6-month WIBOR	Barclays Bank PLC	9/21/16[2]	9/21/21	PLN	138,000	494,445	—	494,445
1.87%[3]	6-month WIBOR	Barclays Bank PLC	9/21/16[2]	9/21/21	PLN	110,000	77,156	—	77,156
1.91%[3]	6-month WIBOR	Goldman Sachs Bank USA	9/21/16[2]	9/21/21	PLN	165,000	194,975	—	194,975
1.91%[3]	6-month WIBOR	Goldman Sachs Bank USA	9/21/16[2]	9/21/21	PLN	165,000	185,070	—	185,070
2.04%[3]	6-month WIBOR	Goldman Sachs Bank USA	9/21/16[2]	9/21/21	PLN	117,000	320,871	—	320,871
2.00%[3]	6-month WIBOR	Goldman Sachs Bank USA	9/21/16[2]	9/21/21	PLN	24,000	52,853	—	52,853
2.07%[3]	6-month WIBOR	Morgan Stanley Capital Services LLC	9/21/16[2]	9/21/21	PLN	71,000	220,290	—	220,290
2.02%[1]	6-month Thailand Fixing Rate	Bank of America N.A.	9/21/16[2]	9/21/21	THB	550,000	(246,971)	—	(246,971)

10	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2016

Schedule of Investments (continued)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1.83%[1]	6-month Thailand Fixing Rate	BNP Paribas S.A.	9/21/16[2]	9/21/21	THB	463,000	(85,134)	—	(85,134)
1.77%[1]	6-month Thailand Fixing Rate	BNP Paribas S.A.	9/21/16[2]	9/21/21	THB	329,000	(33,652)	—	(33,652)
1.95%[1]	6-month Thailand Fixing Rate	Citibank N.A.	9/21/16[2]	9/21/21	THB	517,000	(182,941)	—	(182,941)
1.73%[1]	6-month Thailand Fixing Rate	Goldman Sachs Bank USA	9/21/16[2]	9/21/21	THB	367,000	(17,577)	—	(17,577)
8.13%[1]	3-month JIBAR	Citibank N.A.	9/21/16[2]	9/21/21	ZAR	189,000	(82,221)	—	(82,221)
8.35%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	9/21/16[2]	9/21/21	ZAR	204,000	(211,899)	—	(211,899)
Total							$675,830	$—	$ 675,830

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2016	11

Schedule of Investments (concluded)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1	—	$1
Common Stocks	$126,411,053	129,822,900	$5,440	256,239,393
Other Interests	—	—	—	—
Preferred Securities	—	87,328	—	87,328
U.S. Treasury Obligations	—	193,517,064	—	193,517,064
Short-Term Securities	85,886,107	—	—	85,886,107

Total	$212,297,160	$323,427,293	$5,440	$535,729,893

Derivative Financial Instruments[1]
Assets:
Equity contracts	$4,042,173	—	—	$4,042,173
Foreign currency exchange contracts	3,696,593	$104,945	—	3,801,538
Interest rate contracts	640,309	9,274,966	—	9,915,275
Liabilities:
Equity contracts	(3,853,514)	—	—	(3,853,514)
Foreign currency exchange contracts	(1,161,933)	—	—	(1,161,933)
Interest rate contracts	(9,854,301)	(6,291,989)	—	(16,146,290)

Total	$(6,490,673)	$3,087,922	—	$(3,402,751)

[1]    Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and swaps. Futures contracts, forward foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged:
Collateral — OTC derivatives	$910,000	—	—	$910,000
Futures contracts	36,201,017	—	—	36,201,017
Centrally cleared swaps	4,949,000	—	—	4,949,000
Foreign currency at value.	41,153,316	—	—	41,153,316
Liabilities:
Bank overdraft	—	$(385,724)	—	(385,724)

Total	$83,213,333	$(385,724)	—	$82,827,609

During the period ended June 30, 2016, there were no transfers between levels.

12	BLACKROCK MANAGED VOLATILITY PORTFOLIO	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Mid-Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.1%
Orbital ATK, Inc.	104,137	$8,866,224
TransDigm Group, Inc. (a)	68,566	18,080,169

		26,946,393
Airlines — 1.5%
Spirit Airlines, Inc. (a)	177,626	7,970,079
Banks — 2.1%
First Republic Bank	161,634	11,312,764
Beverages — 4.2%
Constellation Brands, Inc., Class A	135,603	22,428,736
Capital Markets — 1.7%
Affiliated Managers Group, Inc. (a)	65,700	9,248,589
Chemicals — 2.3%
Sherwin-Williams Co.	42,051	12,349,117
Containers & Packaging — 1.5%
Berry Plastics Group, Inc. (a)	207,196	8,049,565
Diversified Telecommunication Services — 5.6%
SBA Communications Corp., Class A (a)	178,091	19,223,143
Zayo Group Holdings, Inc. (a)	384,157	10,729,505

		29,952,648
Electrical Equipment — 4.2%
Acuity Brands, Inc.	46,940	11,639,242
AMETEK, Inc.	236,087	10,914,302

		22,553,544
Energy Equipment & Services — 0.5%
Oceaneering International, Inc.	82,316	2,457,956
Health Care Equipment & Supplies — 5.5%
DexCom, Inc. (a)	168,573	13,372,896
Intuitive Surgical, Inc. (a)	24,012	15,881,777

		29,254,673
Health Care Technology — 1.6%
athenahealth, Inc. (a)	61,175	8,442,762
Hotels, Restaurants & Leisure — 4.5%
Domino’s Pizza, Inc.	101,202	13,295,919
Vail Resorts, Inc.	74,852	10,346,792

		23,642,711
Internet & Catalog Retail — 7.9%
Liberty TripAdvisor Holdings, Inc., Class A (a)	339,626	7,431,017
Liberty Ventures, Series A (a)	483,262	17,914,522
Netflix, Inc. (a)	181,314	16,586,605

		41,932,144
Internet Software & Services — 5.5%
CoStar Group, Inc. (a)	57,471	12,566,609
MercadoLibre, Inc.	39,478	5,553,370
Pandora Media, Inc. (a)	896,137	11,156,906

		29,276,885
IT Services — 13.1%
Fiserv, Inc. (a)	143,665	15,620,695
FleetCor Technologies, Inc. (a)	120,009	17,176,888
Global Payments, Inc.	249,688	17,822,729
Travelport Worldwide Ltd.	340,489	4,388,903
Vantiv, Inc., Class A (a)	258,772	14,646,495

		69,655,710
Life Sciences Tools & Services — 1.9%
Illumina, Inc. (a)	72,464	10,172,496
Media — 6.5%
Live Nation Entertainment, Inc. (a)	590,048	13,866,128

Common Stocks	Shares	Value
Media (continued)
Madison Square Garden Co., Class A (a)	81,752	$14,103,037
World Wrestling Entertainment, Inc., Class A (b)	360,069	6,628,870

		34,598,035
Oil, Gas & Consumable Fuels — 1.8%
Concho Resources, Inc. (a)	42,348	5,050,846
Diamondback Energy, Inc. (a)	47,096	4,295,626

		9,346,472
Professional Services — 2.8%
Equifax, Inc.	117,102	15,035,897
Road & Rail — 1.4%
Norfolk Southern Corp.	89,890	7,652,336
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc.	226,007	5,417,388
Software — 9.9%
Activision Blizzard, Inc.	413,165	16,373,729
PTC, Inc. (a)	224,743	8,445,842
Take-Two Interactive Software, Inc. (a)	231,635	8,783,599
UbiSoft Entertainment (a)	146,508	5,337,447
Workday, Inc., Class A (a)	78,202	5,839,343
Zendesk, Inc. (a)	291,159	7,680,774

		52,460,734
Specialty Retail — 2.0%
Ulta Salon Cosmetics & Fragrance, Inc. (a)	44,309	10,795,445
Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc.	86,043	9,160,998
Total Common Stocks — 95.8%		510,114,077

Preferred Stocks
Internet Software & Services — 3.0%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,000,911) (a)(c)	322,368	15,722,597
Software — 0.8%
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $2,811,905) (a)(c)	458,712	4,399,048
Total Preferred Stocks — 3.8%		20,121,645

Total Long-Term Investments (Cost — $440,798,805) — 99.6%		530,235,722

BLACKROCK FUNDS	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)(e)	6,695,954	$6,695,954
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (d)(e)(f)	$1,269	1,269,100
Total Short-Term Securities (Cost — $7,965,054) — 1.5%		7,965,054

Value
Total Investments (Cost — $448,763,859*) — 101.1%	$538,200,776
Liabilities in Excess of Other Assets — (1.1)%	(5,704,577)

Net Assets — 100.0%	$532,496,199

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$448,972,553

Gross unrealized appreciation	$95,403,733
Gross unrealized depreciation	(6,175,510)

Net unrealized appreciation	$89,228,223

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $20,121,645 and an original cost of $7,812,816 which was 3.8% of its net assets.

(d)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	17,366,817	(10,670,863)	6,695,954	6,695,954	$13,918		$216
BlackRock Liquidity Series, LLC Money Market Series	6,334,671	(5,065,571)	1,269,100	1,269,100	$162,493	[1]	—
Total				7,965,054	$176,411		$216

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Mid-Cap Growth Equity Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$26,946,393	—	—	$26,946,393
Airlines	7,970,079	—	—	7,970,079
Banks	11,312,764	—	—	11,312,764
Beverages	22,428,736	—	—	22,428,736
Capital Markets	9,248,589	—	—	9,248,589
Chemicals	12,349,117	—	—	12,349,117
Containers & Packaging	8,049,565	—	—	8,049,565
Diversified Telecommunication Services	29,952,648	—	—	29,952,648
Electrical Equipment	22,553,544	—	—	22,553,544
Energy Equipment & Services	2,457,956	—	—	2,457,956
Health Care Equipment & Supplies	29,254,673	—	—	29,254,673
Health Care Technology	8,442,762	—	—	8,442,762
Hotels, Restaurants & Leisure	23,642,711	—	—	23,642,711
Internet & Catalog Retail	41,932,144	—	—	41,932,144
Internet Software & Services	29,276,885	—	—	29,276,885
IT Services	69,655,710	—	—	69,655,710
Life Sciences Tools & Services	10,172,496	—	—	10,172,496
Media	34,598,035	—	—	34,598,035
Oil, Gas & Consumable Fuels	9,346,472	—	—	9,346,472
Professional Services	15,035,897	—	—	15,035,897
Road & Rail	7,652,336	—	—	7,652,336
Semiconductors & Semiconductor Equipment	5,417,388	—	—	5,417,388
Software	47,123,287	$5,337,447	—	52,460,734
Specialty Retail	10,795,445	—	—	10,795,445
Textiles, Apparel & Luxury Goods	9,160,998	—	—	9,160,998
Preferred Stocks:
Internet Software & Services	—	—	$15,722,597	15,722,597
Software	—	—	4,399,048	4,399,048
Short-Term Securities	6,695,954	1,269,100	—	7,965,054

Total	$511,472,584	$6,606,547	$20,121,645	$538,200,776

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency at value	$1,159	—	—	$1,159
Liabilities:
Collateral on securities loaned at value	—	$(1,269,100)	—	(1,269,100)

Total	$1,159	$(1,269,100)	—	$(1,267,941)

During the period ended June 30, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK FUNDS	JUNE 30, 2016	3

Schedule of Investments (concluded)	BlackRock Mid-Cap Growth Equity Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Securities
Assets:
Opening balance, as of September 30, 2015	$17,166,874
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	2,954,771
Purchases	—
Sales	—

Closing balance, as of June 30, 2016	$20,121,645

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[1]	$2,954,771

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Stocks	$20,121,645	Market Comparables	Priced to new financing round[1]	—
			Revenue Multiple[1]	12.00x
			Revenue Growth Rate[1]	84.00%

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Science & Technology Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 0.5%
Tung Thih Electronic Co. Ltd.	86,000	$1,384,719
Automobiles — 0.5%
Tesla Motors, Inc. (a)(b)	6,300	1,337,364
Communications Equipment — 0.4%
Lumentum Holdings, Inc. (a)	50,300	1,217,260
Diversified Financial Services — 0.5%
Intercontinental Exchange, Inc.	5,900	1,510,164
Diversified Telecommunication Services — 1.2%
Cogent Communications Holdings, Inc.	49,800	1,994,988
Zayo Group Holdings, Inc. (a)	52,500	1,466,325

		3,461,313
Electronic Equipment, Instruments & Components — 3.7%
CDW Corp.	38,900	1,559,112
Coherent, Inc. (a)	19,000	1,743,820
Flextronics International Ltd. (a)	126,100	1,487,980
Largan Precision Co. Ltd.	23,000	2,127,115
Sunny Optical Technology Group Co. Ltd.	348,000	1,225,255
Universal Display Corp. (a)	35,400	2,400,120

		10,543,402
Household Durables — 1.0%
Sony Corp.	91,200	2,686,932
Internet & Catalog Retail — 8.0%
Amazon.com, Inc. (a)	20,100	14,383,962
Ctrip.com International Ltd. — ADR (a)	20,600	848,720
Ensogo Ltd. (a)	94,425	45,744
Expedia, Inc.	14,000	1,488,200
Netflix, Inc. (a)	26,590	2,432,453
Priceline Group, Inc. (a)	1,600	1,997,456
TripAdvisor, Inc. (a)	27,700	1,781,110

		22,977,645
Internet Software & Services — 20.6%
58.com, Inc. — ADR (a)	25,400	1,165,606
Alibaba Group Holding Ltd. — ADR (a)	76,100	6,052,233
Alphabet, Inc., Class A (a)	24,683	17,365,231
Auto Trader Group PLC (c)	392,300	1,854,523
comScore, Inc. (a)	49,160	1,173,941
Dena Co. Ltd.	115,600	2,704,290
Facebook, Inc., Class A (a)	96,000	10,970,880
MercadoLibre, Inc.	18,100	2,546,127
New Relic, Inc. (a)	38,516	1,131,600
Scout24 AG (a)(c)	63,446	2,358,338
Shopify, Inc., Class A (a)	45,100	1,387,276
Tencent Holdings Ltd.	461,200	10,579,777

		59,289,822
IT Services — 11.1%
Euronet Worldwide, Inc. (a)	43,475	3,008,035
Fidelity National Information Services, Inc.	42,838	3,156,304
Global Payments, Inc.	37,800	2,698,164
InterXion Holding NV (a)	60,200	2,220,176
Luxoft Holding, Inc. (a)	33,600	1,747,872
MasterCard, Inc., Class A	60,100	5,292,406
PayPal Holdings, Inc. (a)	52,800	1,927,728
Sabre Corp.	123,800	3,316,602
Visa, Inc., Class A	100,300	7,439,251
WNS Holdings Ltd. — ADR (a)	43,988	1,187,676

		31,994,214

Common Stocks	Shares	Value
Media — 4.2%
Comcast Corp., Class A	31,200	$2,033,928
Eros International PLC (a)(b)	107,400	1,747,398
Naspers Ltd., N Shares	28,038	4,281,265
REA Group Ltd.	55,600	2,495,209
Stroeer SE & Co. KGaA (b)	33,200	1,527,180

		12,084,980
Professional Services — 1.9%
Experian PLC	92,200	1,749,234
TechnoPro Holdings, Inc.	63,600	1,980,401
TransUnion (a)	49,500	1,655,280

		5,384,915
Real Estate Investment Trusts (REITs) — 0.6%
Equinix, Inc.	4,500	1,744,785
Semiconductors & Semiconductor Equipment — 13.5%
Acacia Communications, Inc. (a)(b)	36,915	1,474,385
Applied Materials, Inc.	139,800	3,351,006
ASML Holding NV	51,800	5,099,122
BE Semiconductor Industries NV	55,200	1,493,552
Broadcom Ltd. (a)	23,521	3,655,163
Lam Research Corp.	34,800	2,925,288
M/A-COM Technology Solutions Holdings, Inc. (a)	49,500	1,632,510
Micron Technology, Inc. (a)	62,700	862,752
Microsemi Corp. (a)	44,300	1,447,724
Monolithic Power Systems, Inc.	19,500	1,332,240
NVIDIA Corp.	59,400	2,792,394
NXP Semiconductors NV (a)	33,365	2,613,814
Qorvo, Inc. (a)	25,700	1,420,182
Silergy Corp.	129,000	1,525,886
Silicon Motion Technology Corp. — ADR	33,600	1,606,080
Taiwan Semiconductor Manufacturing Co. Ltd.	869,000	4,379,497
Win Semiconductors Corp.	585,000	1,197,291

		38,808,886
Software — 19.2%
Activision Blizzard, Inc.	122,000	4,834,860
Adobe Systems, Inc. (a)	43,300	4,147,707
Altium Ltd.	219,400	1,066,191
Atlassian Corp. PLC, Class A (a)	47,800	1,238,020
Autodesk, Inc. (a)	23,100	1,250,634
Blackbaud, Inc.	20,100	1,364,790
Callidus Software, Inc. (a)	71,300	1,424,574
Electronic Arts, Inc. (a)	48,700	3,689,512
Globant SA (a)	59,376	2,336,446
Microsoft Corp.	287,500	14,711,375
Nintendo Co. Ltd.	29,200	4,196,017
Proofpoint, Inc. (a)	32,410	2,044,747
salesforce.com, Inc. (a)	43,100	3,422,571
ServiceNow, Inc. (a)	25,400	1,686,560
Take-Two Interactive Software, Inc. (a)	57,000	2,161,440
UbiSoft Entertainment (a)	60,900	2,218,654
Xero Ltd. (a)	128,060	1,671,447
Zendesk, Inc. (a)	64,600	1,704,148

		55,169,693
Technology Hardware, Storage & Peripherals — 5.5%
Apple Inc.	135,459	12,949,880

BLACKROCK FUNDS	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Common Stocks	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd.	2,300	$2,864,308

		15,814,188
Total Common Stocks — 92.4%		265,410,282

Preferred Stocks
Internet & Catalog Retail — 1.6%
Jasper Infotech Private Ltd., Series F (Acquired 5/07/14, cost $1,018,150) (a)(d)	143	3,515,406
Jasper Infotech Private Ltd., Series G (Acquired 10/29/14, cost $396,249) (a)(d)	47	1,155,413

		4,670,819
Internet Software & Services — 3.0%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $2,000,004) (a)(d)	128,924	6,287,907
Xiaoju Kuaizhi Inc., Series A-17 (Acquired 7/28/15, cost $1,080,592) (a)(d)	39,400	1,506,262
Zuora, Inc. (Acquired 1/16/15, cost $1,006,815) (a)(d)	265,000	814,080

		8,608,249
Software — 1.5%
Illumio, Inc., Series C (Acquired 3/11/15, cost $499,995) (a)(d)	155,575	400,606
MongoDB, Series C (Acquired 12/19/13, cost $1,512,773) (a)(d)	60,303	1,227,769
MongoDB, Series D (Acquired 12/19/13, cost $470,592) (a)(d)	18,759	381,933
MongoDB, Series E (Acquired 12/19/13, cost $16,632) (a)(d)	663	13,499
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $1,500,011) (a)(d)	244,700	2,346,673

		4,370,480
Total Preferred Stocks — 6.1%		17,649,548

		Value
Total Long-Term Investments (Cost — $210,297,476) — 98.5%		$283,059,830

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (e)(f)	3,537,413	3,537,413

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (e)(f)(g)	$ 4,019	4,019,217
Total Short-Term Securities (Cost — $7,556,630) — 2.6%		7,556,630

Total Investments Before Options Written (Cost — $217,854,106*) — 101.1%		290,616,460

Options Written
(Premiums Received — $264,613) — (0.1)%		(302,732)
Total Investments Net of Options Written (Cost — $217,589,493) — 101.0%		290,313,728
Liabilities in Excess of Other Assets — (1.0)%		(2,964,749)

Net Assets — 100.0%		$287,348,979

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$218,559,866

Gross unrealized appreciation	$76,264,947
Gross unrealized depreciation	(4,208,353)

Net unrealized appreciation	$72,056,594

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $17,649,548 and an original cost $9,501,814, which was 6.14% of its net assets.

2	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

(e)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	7,951,514	(4,414,101)	3,537,413	$3,537,413	$8,792		$189
BlackRock Liquidity Series, LLC, Money Market Series	—	$4,019,217	$4,019,217	4,019,217	81,631	[1]	—
Total				$7,556,630	$90,423		$189

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	124,000	USD	83,261	Royal Bank of Scotland PLC	7/13/16	$ 5,214
SEK	958,559	USD	117,999	Northern Trust Corp.	7/13/16	(4,638)
SEK	19,997,445	USD	2,461,388	Royal Bank of Scotland PLC	7/13/16	(96,459)
USD	56,382	GBP	39,000	Morgan Stanley & Co. International PLC	7/13/16	4,457
USD	1,079,380	GBP	764,684	Morgan Stanley & Co. International PLC	7/13/16	61,272
USD	1,316,346	GBP	906,000	Royal Bank of Scotland PLC	7/13/16	110,088
USD	202,544	GBP	141,000	State Street Bank and Trust Co.	7/13/16	14,815
USD	1,131,598	HKD	8,776,000	Citibank N.A.	7/13/16	185
USD	120,318	HKD	933,000	Royal Bank of Scotland PLC	7/13/16	35
USD	1,189,887	HKD	9,228,000	Royal Bank of Scotland PLC	7/13/16	202
USD	8,995,659	HKD	69,752,104	State Street Bank and Trust Co.	7/13/16	3,134
USD	219,002	HKD	1,698,381	UBS AG	7/13/16	44
USD	1,522,298	NZD	2,254,215	Royal Bank of Scotland PLC	7/13/16	(86,098)
USD	269,754	ZAR	4,184,434	Morgan Stanley & Co. International PLC	7/13/16	(13,589)
USD	3,764,329	ZAR	58,361,323	Morgan Stanley & Co. International PLC	7/13/16	(187,520)
Total						$(188,858)

BLACKROCK FUNDS	JUNE 30, 2016	3

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Alibaba Group Holding Ltd.	Call	07/01/16	USD	82	76	$(152)
Applied Materials, Inc.	Call	07/08/16	USD	25	279	(2,371)
Alibaba Group Holding Ltd.	Call	07/15/16	USD	82.5	76	(3,230)
Eros International PLC	Call	07/15/16	USD	15	375	(61,875)
Intercontinental Exchange, Inc.	Call	07/15/16	USD	270	20	(600)
NVIDIA Corp.	Call	07/15/16	USD	45	55	(13,695)
Universal Display Corp.	Call	08/16/16	USD	68.8	80	(27,678)
NVIDIA Corp.	Call	08/19/16	USD	48	63	(14,333)
Alphabet Inc., Class A	Put	07/01/16	USD	687.5	8	(180)
Amazon.com, Inc.	Put	07/15/16	USD	690	4	(1,860)
Apple Inc.	Put	07/15/16	USD	95	58	(5,742)
Total						$(131,716)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Cogent Communications Holdings, Inc.	Call	Citibank N.A.	7/07/16	USD	41.31	8,600	$(1,227)
		Morgan Stanley & Co.
Taiwan Semiconductor Manufacturing Co., Ltd.	Call	International PLC	7/13/16	USD	154.74	304,000	(75,556)
		Morgan Stanley & Co.
Win Semiconductors Corp.	Call	International PLC	7/20/16	USD	67.31	205,000	(9,725)
CDW Corp.	Call	Barclays Bank PLC	7/27/16	USD	41.60	7,700	(3,533)
Cogent Communications Holdings, Inc.	Call	Citibank N.A.	8/03/16	USD	40.57	8,800	(10,181)
Universal Display Corp.	Call	Citibank N.A.	9/13/16	USD	65.55	4,300	(29,229)
		Morgan Stanley & Co.
Flextronics International Ltd.	Put	International PLC	7/14/16	USD	11.75	23,500	(4,570)
		Morgan Stanley & Co.
ASML Holding NV	Put	International PLC	7/26/16	EUR	84.98	4,400	(6,767)
Autodesk, Inc.	Put	Citibank N.A.	7/26/16	GBP	3.76	74,700	(30,228)
Total							$(171,016)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

4	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Science & Technology Opportunities Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	—	$1,384,719	—	$1,384,719
Automobiles	$1,337,364	—	—	1,337,364
Communications Equipment	1,217,260	—	—	1,217,260
Diversified Financial Services	1,510,164	—	—	1,510,164
Diversified Telecommunication Services	3,461,313	—	—	3,461,313
Electronic Equipment, Instruments & Components	7,191,032	3,352,370	—	10,543,402
Household Durables	—	2,686,932	—	2,686,932
Internet & Catalog Retail	22,931,901	45,744	—	22,977,645
Internet Software & Services	41,792,894	17,496,928	—	59,289,822
IT Services	31,994,214	—	—	31,994,214
Media	3,781,326	8,303,654	—	12,084,980
Professional Services	1,655,280	3,729,635	—	5,384,915
Real Estate Investment Trusts (REITs)	1,744,785	—	—	1,744,785
Semiconductors & Semiconductor Equipment	25,113,538	13,695,348	—	38,808,886
Software	46,017,384	9,152,309	—	55,169,693
Technology Hardware, Storage & Peripherals	12,949,880	2,864,308	—	15,814,188
Preferred Stocks:
Internet & Catalog Retail	—	—	$4,670,819	4,670,819
Internet Software & Services	—	—	8,608,249	8,608,249
Software	—	—	4,370,480	4,370,480
Short-Term Securities	3,537,413	4,019,217	—	7,556,630

Total	$206,235,748	$66,731,164	$17,649,548	$290,616,460

Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$199,446	—	$199,446
Liabilities:
Equity contracts	$(104,038)	$(198,694)	—	(302,732)
Forward foreign currency exchange contracts	—	(388,304)	—	(388,304)

Total	$(104,038)	$(387,552)	—	$(491,590)

[1]    Derivative financial instruments are forward foreign currency exchange contracts and options written. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for options written	$1,445,850	—	—	$1,445,850
Foreign currency at value	1,332,545	—	—	1,332,545
Liabilities:
Collateral on securities loaned at value	—	$(4,019,217)	—	(4,019,217)

Total	$2,778,395	$(4,019,217)	—	$(1,240,822)

During the period ended June 30, 2016, there were no transfers between levels.

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

BLACKROCK FUNDS	JUNE 30, 2016	5

Schedule of Investments (concluded)	BlackRock Science & Technology Opportunities Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of September 30, 2015	$15,132,245
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)[1]	2,517,303
Purchases	—
Sales	—

Closing Balance, as of June 30, 2016	$17,649,548

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[1]	$2,517,303

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Preferred Stocks	$17,649,548	Market Comparables	Priced to new financing round[1]	—
			Revenue Multiple[1]	4.33x - 12.00x	8.11x
			Revenue Growth Rate[1]	68.00% - 99.00%	83.38%
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%	—
			IPO Exit Probability[1]	70.00% - 80.00%	70.68%
			Revenue Growth Rate[1]	28.00% - 80.00%	72.28%
			Revenue Growth Rate[1]	253.00%	—
			Merger & Acquisition Probability1	15.00% - 25.00%	24.32%
			Revenue Multiple[1]	10.50x - 62.50x	—
			Revenue Multiple[1]	5.00x - 20.70x	15.55x
			Time to Exit[2]	1-3 years	—

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

6	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock Small Cap Growth Equity Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.2%
DigitalGlobe, Inc. (a)	73,182	$1,565,363
Ducommun, Inc. (a)	28,496	563,651
HEICO Corp., Class A	47,211	2,532,870
Vectrus, Inc. (a)	141,314	4,026,036

		8,687,920
Air Freight & Logistics — 0.8%
Hub Group, Inc., Class A (a)	155,821	5,978,852
Airlines — 0.6%
Hawaiian Holdings, Inc. (a)	99,119	3,762,557
JetBlue Airways Corp. (a)	24,514	405,952

		4,168,509
Auto Components — 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	143,650	2,080,052
Cooper Tire & Rubber Co.	23,078	688,186
Cooper-Standard Holdings, Inc. (a)	35,425	2,798,221
Drew Industries, Inc.	2,160	183,254
Horizon Global Corp. (a)	50,677	575,184
Lear Corp.	1,941	197,516
Tenneco, Inc. (a)	102,464	4,775,847
Tower International, Inc.	177,175	3,646,261

		14,944,521
Banks — 2.1%
Central Pacific Financial Corp.	211,723	4,996,663
Fidelity Southern Corp.	140,916	2,208,154
Great Western Bancorp, Inc.	8,639	272,474
Home BancShares, Inc.	7,932	156,974
Old National Bancorp	13,452	168,554
Seacoast Banking Corp. of Florida (a)	9,773	158,713
Sierra Bancorp	1,884	31,444
South State Corp.	8,670	589,993
Umpqua Holdings Corp.	230,063	3,559,075
Western Alliance Bancorp (a)	57,632	1,881,685
Wintrust Financial Corp.	28,053	1,430,703

		15,454,432
Beverages — 0.4%
Primo Water Corp. (a)	225,041	2,657,734
Biotechnology — 7.5%
Acceleron Pharma, Inc. (a)	6,031	204,933
Achillion Pharmaceuticals, Inc. (a)	102,989	803,314
Acorda Therapeutics, Inc. (a)	33,537	855,361
Aduro Biotech, Inc. (a)	38,180	431,816
Alder Biopharmaceuticals, Inc. (a)	15,836	395,425
Alexion Pharmaceuticals, Inc. (a)	713	83,250
AMAG Pharmaceuticals, Inc. (a)	39,256	939,003
Amicus Therapeutics, Inc. (a)	23,381	127,660
Applied Genetic Technologies Corp. (a)	35,531	502,053
Ardelyx, Inc. (a)	49,969	436,229
Ariad Pharmaceuticals, Inc. (a)	76,399	564,589
aTyr Pharma, Inc. (a)	195,430	543,295
Avexis, Inc. (a)(b)	9,534	362,483
BioSpecifics Technologies Corp. (a)	18,550	740,887
Cara Therapeutics, Inc. (a)	51,126	245,916
Cascadian Therapeutics, Inc. (a)	172,818	162,985
Catalyst Pharmaceuticals, Inc. (a)	242,322	172,049
Celator Pharmaceuticals, Inc. (a)	6,919	208,815
Cepheid, Inc. (a)	87,703	2,696,867
Cerulean Pharma, Inc. (a)	131,548	278,882
ChemoCentryx, Inc. (a)	164,118	736,890
China Biologic Products, Inc. (a)	1,783	189,569
Coherus Biosciences, Inc. (a)	5,247	88,622

Common Stocks	Shares	Value
Biotechnology (continued)
Concert Pharmaceuticals, Inc. (a)	50,770	$570,147
Corvus Pharmaceuticals, Inc. (a)	20,360	290,334
Cytokinetics, Inc. (a)	84,719	803,983
Eagle Pharmaceuticals, Inc. (a)(b)	4,837	187,627
Editas Medicine, Inc. (a)(b)	4,855	118,462
Emergent Biosolutions, Inc. (a)	52,945	1,488,813
Enanta Pharmaceuticals, Inc. (a)	31,099	685,733
Enzon Pharmaceuticals, Inc.	545,226	220,816
Exact Sciences Corp. (a)	30,433	372,804
Exelixis, Inc. (a)	111,644	871,940
FibroGen, Inc. (a)	89,159	1,463,099
Five Prime Therapeutics, Inc. (a)	23,740	981,649
Flexion Therapeutics, Inc. (a)	16,682	249,646
Genomic Health, Inc. (a)	44,186	1,144,196
Halozyme Therapeutics, Inc. (a)	141,099	1,217,684
Ignyta, Inc. (a)	64,962	352,094
Immune Design Corp. (a)	45,125	368,220
ImmunoGen, Inc. (a)	49,834	153,489
Infinity Pharmaceuticals, Inc. (a)	63,166	84,011
Insys Therapeutics, Inc. (a)(b)	40,223	520,486
Ionis Pharmaceuticals, Inc. (a)	4,697	109,393
Ironwood Pharmaceuticals, Inc. (a)	145,250	1,899,144
Kite Pharma, Inc. (a)	22,230	1,111,500
Ligand Pharmaceuticals, Inc., Class B (a)	22,761	2,714,704
Lion Biotechnologies, Inc. (a)	35,121	284,480
MacroGenics, Inc. (a)	3,663	98,864
Merrimack Pharmaceuticals, Inc. (a)	41,350	222,877
MiMedx Group, Inc. (a)	176,012	1,404,576
Momenta Pharmaceuticals, Inc. (a)	50,633	546,836
Myriad Genetics, Inc. (a)	83,830	2,565,198
Neurocrine Biosciences, Inc. (a)	15,699	713,520
NewLink Genetics Corp. (a)	21,655	243,835
Novavax, Inc. (a)	149,683	1,088,195
OncoGenex Pharmaceuticals, Inc. (a)	120,670	120,670
Ophthotech Corp. (a)	32,158	1,641,023
OPKO Health, Inc. (a)(b)	38,805	362,439
PDL BioPharma, Inc.	232,246	729,252
Peregrine Pharmaceuticals, Inc. (a)	373,184	135,876
Pfenex, Inc. (a)	40,513	339,094
Portola Pharmaceuticals, Inc. (a)	52,846	1,247,166
Progenics Pharmaceuticals, Inc. (a)	50,249	212,051
Prothena Corp. PLC (a)	13,831	483,532
PTC Therapeutics, Inc. (a)	43,618	306,198
Puma Biotechnology, Inc. (a)	2,073	61,755
Radius Health, Inc. (a)	10,065	369,889
Raptor Pharmaceutical Corp. (a)	190,032	1,020,472
Repligen Corp. (a)	58,673	1,605,293
Retrophin, Inc. (a)	40,081	713,843
Rigel Pharmaceuticals, Inc. (a)	297,809	664,114
Sangamo Biosciences, Inc. (a)	147,659	854,946
Sarepta Therapeutics, Inc. (a)(b)	21,803	415,783
Seres Therapeutics, Inc. (a)	4,550	132,177
Spark Therapeutics, Inc. (a)	1,515	77,462
Spectrum Pharmaceuticals, Inc. (a)	53,445	351,134
Strongbridge Biopharma PLC (a)	24,942	99,269
TESARO, Inc. (a)	14,117	1,186,534
Tonix Pharmaceuticals Holding Corp. (a)	34,423	68,502
Trevena, Inc. (a)	92,991	585,843
Ultragenyx Pharmaceutical, Inc. (a)	25,524	1,248,379
United Therapeutics Corp. (a)	2,966	314,159
Vanda Pharmaceuticals, Inc. (a)	61,857	692,180
Verastem, Inc. (a)	91,121	118,457
vTv Therapeutics, Inc., Class A (a)	38,077	220,847
Xencor, Inc. (a)	48,432	919,724

BLACKROCK FUNDS	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Biotechnology (continued)
ZIOPHARM Oncology, Inc. (a)(b)	79,480	$436,345

		54,653,656
Building Products — 2.8%
Apogee Enterprises, Inc.	61,245	2,838,706
Builders FirstSource, Inc. (a)	9,192	103,410
Continental Building Products, Inc. (a)	192,750	4,284,833
Gibraltar Industries, Inc. (a)	41,739	1,317,700
Insteel Industries, Inc.	40,664	1,162,584
Masonite International Corp. (a)	39,260	2,596,656
NCI Building Systems, Inc. (a)	57,396	917,762
Simpson Manufacturing Co., Inc.	4,576	182,903
Trex Co., Inc. (a)	1,691	75,960
Universal Forest Products, Inc.	78,536	7,279,502

		20,760,016
Capital Markets — 0.2%
BGC Partners, Inc., Class A	72,581	632,180
Westwood Holdings Group, Inc.	19,057	987,153

		1,619,333
Chemicals — 2.7%
Advanced Emissions Solutions, Inc. (a)	59,153	420,578
AgroFresh Solutions, Inc. (a)	76,346	405,397
Chemtura Corp. (a)	55,013	1,451,243
Ferro Corp. (a)	31,920	427,090
GCP Applied Technologies, Inc. (a)	86,168	2,243,815
Ingevity Corp. (a)	8,183	278,549
Innospec, Inc.	34,821	1,601,418
Koppers Holdings, Inc. (a)	28,637	880,015
OMNOVA Solutions, Inc. (a)	54,022	391,659
PolyOne Corp.	88,703	3,125,894
Sensient Technologies Corp.	19,095	1,356,509
Stepan Co.	56,152	3,342,729
Trinseo SA (a)	85,574	3,673,692

		19,598,588
Commercial Services & Supplies — 2.3%
ABM Industries, Inc.	10,026	365,748
ACCO Brands Corp. (a)	9,561	98,765
ARC Document Solutions, Inc. (a)	415,601	1,616,688
Herman Miller, Inc.	186,631	5,578,401
Knoll, Inc.	258,743	6,282,280
Steelcase, Inc., Class A	148,521	2,015,430
Tetra Tech, Inc.	22,901	704,091

		16,661,403
Communications Equipment — 1.9%
Calix, Inc. (a)	111,464	770,216
Ciena Corp. (a)	65,926	1,236,113
Ixia (a)	64,011	628,588
Lumentum Holdings, Inc. (a)	32,150	778,030
NETGEAR, Inc. (a)	45,049	2,141,629
Plantronics, Inc.	19,801	871,244
ShoreTel, Inc. (a)	449,983	3,010,386
Ubiquiti Networks, Inc. (a)	108,859	4,208,489

		13,644,695
Computer & Office Equipment — 0.0%
HNI Corp.	5,870	272,896
Computer Software & Services — 0.0%
InnerWorkings, Inc. (a)	48,830	403,824
Construction & Engineering — 1.2%
Comfort Systems USA, Inc.	193,388	6,298,647
Dycom Industries, Inc. (a)	28,607	2,567,764

		8,866,411

Common Stocks	Shares	Value
Construction Materials — 0.3%
Headwaters, Inc. (a)	52,246	$937,293
Summit Materials, Inc., Class A (a)	52,228	1,068,585

		2,005,878
Consumer Finance — 0.3%
Consumer Portfolio Services, Inc. (a)	186,779	704,157
Emergent Capital, Inc. (a)	333,578	1,120,822
Enova International, Inc. (a)	18,258	134,379

		1,959,358
Containers & Packaging — 0.5%
Berry Plastics Group, Inc. (a)	57,406	2,230,223
Greif, Inc., Class A	48,844	1,820,416

		4,050,639
Distributors — 0.5%
Core-Mark Holding Co., Inc.	74,088	3,471,764
Pool Corp.	3,984	374,615

		3,846,379
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc. (a)	10,128	671,588
Collectors Universe, Inc.	70,931	1,400,887
K12, Inc. (a)	87,187	1,088,966
Weight Watchers International, Inc. (a)(b)	20,507	238,496

		3,399,937
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	10,560	172,128
Diversified Telecommunication Services — 0.6%
FairPoint Communications, Inc. (a)	27,329	401,190
Inteliquent, Inc.	190,853	3,796,066
Leap Wireless International, Inc. (a)	11,529	36,605

		4,233,861
Electric Utilities — 0.1%
IDACORP, Inc.	3,191	259,588
Spark Energy, Inc., Class A	18,163	600,287

		859,875
Electrical Equipment — 0.3%
Babcock & Wilcox Enterprises, Inc. (a)	13,740	201,841
Encore Wire Corp.	12,489	465,590
Energy Focus, Inc. (a)(b)	8,830	55,099
LSI Industries, Inc.	115,216	1,275,441

		1,997,971
Electronic Equipment, Instruments & Components — 2.4%
Belden, Inc.	32,894	1,985,811
Benchmark Electronics, Inc. (a)	49,063	1,037,682
Coherent, Inc. (a)	9,111	836,208
Electro Scientific Industries, Inc. (a)	13,503	78,857
Fabrinet (a)	49,679	1,844,084
FEI Co.	4,593	490,900
II-VI, Inc. (a)	55,368	1,038,704
Itron, Inc. (a)	2,670	115,077
Littelfuse, Inc.	6,210	733,960
Sanmina Corp. (a)	196,750	5,274,867
SYNNEX Corp.	4,214	399,571
Tech Data Corp. (a)	40,985	2,944,772
Universal Display Corp. (a)	9,692	657,118

		17,437,611
Energy Equipment & Services — 0.3%
Archrock, Inc.	65,353	615,625
Aspen Aerogels, Inc. (a)	66,784	331,916
Exterran Corp. (a)	44,165	567,520

2	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Energy Equipment & Services (continued)
Matrix Service Co. (a)	27,538	$454,102
PHI, Inc. (a)	15,397	275,298

		2,244,461
Food & Staples Retailing — 0.3%
Casey’s General Stores, Inc.	1,807	237,639
Ingles Markets, Inc., Class A	2,385	88,961
Performance Food Group Co. (a)	61,778	1,662,446
United Natural Foods, Inc. (a)	13,486	631,145

		2,620,191
Food Products — 1.0%
Amplify Snack Brands, Inc. (a)	11,865	175,009
Cal-Maine Foods, Inc. (b)	79,170	3,508,814
Dean Foods Co.	158,401	2,865,474
Fresh Del Monte Produce, Inc.	7,558	411,382
Lancaster Colony Corp.	3,315	423,027

		7,383,706
Gas Utilities — 0.1%
Southwest Gas Corp.	8,779	690,995
Health Care Equipment & Supplies — 5.8%
ABIOMED, Inc. (a)	11,933	1,304,158
AngioDynamics, Inc. (a)	16,786	241,215
Anika Therapeutics, Inc. (a)	11,294	605,923
Cantel Medical Corp.	44,325	3,046,457
Cynosure, Inc., Class A (a)	40,092	1,950,275
Glaukos Corp. (a)	3,054	89,055
ICU Medical, Inc. (a)	58,299	6,573,212
Insulet Corp. (a)	33,053	999,523
iRadimed Corp. (a)	5,427	118,091
LDR Holding Corp. (a)	24,189	893,784
LeMaitre Vascular, Inc.	12,898	184,054
Masimo Corp. (a)	200,168	10,511,822
Merit Medical Systems, Inc. (a)	67,738	1,343,245
NuVasive, Inc. (a)	36,759	2,195,247
NxStage Medical, Inc. (a)	22,689	491,897
Orthofix International NV (a)	17,225	730,340
RTI Surgical, Inc. (a)	618,482	2,220,350
SeaSpine Holdings Corp. (a)	89,391	936,818
SurModics, Inc. (a)	60,163	1,412,627
Symmetry Surgical, Inc. (a)	23,240	305,141
West Pharmaceutical Services, Inc.	81,213	6,162,442

		42,315,676
Health Care Providers & Services — 3.4%
Air Methods Corp. (a)	11,323	405,703
Alliance HealthCare Services, Inc. (a)	25,521	159,251
American Renal Associates Holdings, Inc. (a)	21,509	623,116
AMN Healthcare Services, Inc. (a)	158,037	6,316,739
Amsurg Corp. (a)	1,188	92,118
BioTelemetry, Inc. (a)	44,043	717,901
Capital Senior Living Corp. (a)	59,910	1,058,610
Chemed Corp.	3,046	415,200
Cross Country Healthcare, Inc. (a)	5,728	79,734
Diplomat Pharmacy, Inc. (a)	45,046	1,576,610
Five Star Quality Care, Inc. (a)	158,552	371,012
Hanger, Inc. (a)	416	3,091
HealthSouth Corp.	71,570	2,778,347
LHC Group, Inc. (a)	4,724	204,455
National HealthCare Corp.	12,850	831,909
National Research Corp., Class A	16,376	224,351
Owens & Minor, Inc.	25,835	965,712
Surgical Care Affiliates, Inc. (a)	59,394	2,831,312
Team Health Holdings, Inc. (a)	11,125	452,454

Common Stocks	Shares	Value
Health Care Providers & Services (continued)
U.S. Physical Therapy, Inc.	14,123	$850,346
WellCare Health Plans, Inc. (a)	39,614	4,249,790

		25,207,761
Health Care Technology — 0.3%
Cotiviti Holdings, Inc. (a)	4,608	97,367
Medidata Solutions, Inc. (a)	22,123	1,036,905
Omnicell, Inc. (a)	11,743	401,963
Vocera Communications, Inc. (a)	28,426	365,274

		1,901,509
Hotels, Restaurants & Leisure — 4.7%
BJ’s Restaurants, Inc. (a)	16,026	702,420
Bloomin’ Brands, Inc.	67,431	1,204,992
Bravo Brio Restaurant Group, Inc. (a)	59,158	484,504
Carrols Restaurant Group, Inc. (a)	176,000	2,094,400
Century Casinos, Inc. (a)	72,575	452,142
Cheesecake Factory, Inc.	129,924	6,254,541
Cracker Barrel Old Country Store, Inc. (b)	16,398	2,811,765
Dave & Buster’s Entertainment, Inc. (a)	54,961	2,571,625
Eldorado Resorts, Inc. (a)	92,004	1,398,001
Isle of Capri Casinos, Inc. (a)	144,271	2,643,045
J Alexander’s Holdings, Inc. (a)	110,627	1,098,526
Lindblad Expeditions Holdings, Inc. (a)	3,890	37,461
Papa John’s International, Inc.	31,418	2,136,424
Red Robin Gourmet Burgers, Inc. (a)	2,843	134,843
SeaWorld Entertainment, Inc.	10,487	150,279
Texas Roadhouse, Inc.	21,645	987,012
Vail Resorts, Inc.	66,859	9,241,920

		34,403,900
Household Durables — 1.1%
Ethan Allen Interiors, Inc.	14,600	482,384
Installed Building Products, Inc. (a)	45,462	1,649,816
La-Z-Boy, Inc.	106,363	2,959,019
LGI Homes, Inc. (a)	13,146	419,883
TopBuild Corp. (a)	44,053	1,594,719
Zagg, Inc. (a)	181,309	951,872

		8,057,693
Household Products — 0.1%
Central Garden & Pet Co. (a)	14,697	335,532
Central Garden & Pet Co., Class A (a)	21,688	470,846

		806,378
Insurance — 0.5%
CNO Financial Group, Inc.	6,247	109,073
ExamWorks Group, Inc. (a)	50,441	1,757,869
State National Cos., Inc.	50,131	527,879
Universal Insurance Holdings, Inc.	69,070	1,283,321

		3,678,142
Internet & Catalog Retail — 0.4%
1-800-Flowers.com, Inc., Class A (a)	73,199	660,255
Liberty TripAdvisor Holdings, Inc., Class A (a)	32,804	717,751
Shutterfly, Inc. (a)	33,532	1,562,926
Wayfair, Inc., Class A (a)(b)	2,291	89,349

		3,030,281
Internet Software & Services — 5.5%
Apigee Corp. (a)	1,040	12,709
Bankrate, Inc. (a)	92,659	693,089
Brightcove, Inc. (a)	10,618	93,438
Carbonite, Inc. (a)	24,827	241,567
Cvent, Inc. (a)	21,245	758,871

BLACKROCK FUNDS	JUNE 30, 2016	3

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Internet Software & Services (continued)
Demandware, Inc. (a)	11,143	$834,611
Earthlink Holdings Corp.	566,493	3,625,555
Everyday Health, Inc. (a)	25,481	200,790
Five9, Inc. (a)	18,131	215,759
Intralinks Holdings, Inc. (a)	48,818	317,317
j2 Global, Inc.	38,844	2,453,775
Limelight Networks, Inc. (a)	473,316	705,241
LogMeIn, Inc. (a)	153,598	9,742,721
Marketo, Inc. (a)	2,739	95,372
NIC, Inc.	198,689	4,359,237
QuinStreet, Inc. (a)	883,139	3,135,143
SciQuest, Inc. (a)	14,137	249,659
Shutterstock, Inc. (a)(b)	20,600	943,480
Stamps.com, Inc. (a)	2,362	206,486
Twilio, Inc., Class A (a)(b)	14,421	526,367
United Online, Inc. (a)	19,506	214,566
Web.com Group, Inc. (a)	267,356	4,860,532
Wix.com Ltd.	82,333	2,498,807
XO Group, Inc. (a)	168,807	2,942,306

		39,927,398
IT Services — 2.7%
CACI International, Inc., Class A (a)	3,722	336,506
Cardtronics, Inc. (a)	2,305	91,762
Computer Task Group, Inc.	23,253	115,567
Convergys Corp.	7,447	186,175
CSG Systems International, Inc.	31,146	1,255,495
Datalink Corp. (a)	153,996	1,154,970
Euronet Worldwide, Inc. (a)	64,843	4,486,487
Everi Holdings, Inc. (a)	372,062	427,871
Global Payments, Inc.	21,747	1,552,301
Hackett Group, Inc.	52,155	723,390
Higher One Holdings, Inc. (a)	67,494	344,894
Lionbridge Technologies, Inc. (a)	292,561	1,155,616
Net1 UEPS Technologies, Inc. (a)	132,112	1,319,799
Planet Payment, Inc.	65,369	293,507
Science Applications International Corp.	80,038	4,670,217
Travelport Worldwide Ltd.	62,301	803,060
Unisys Corp. (a)	71,913	523,527

		19,441,144
Leisure Products — 1.1%
Brunswick Corp.	98,962	4,484,958
Johnson Outdoors, Inc., Class A	18,634	478,894
Nautilus, Inc. (a)	155,682	2,777,367

		7,741,219
Life Sciences Tools & Services — 1.2%
Cambrex Corp. (a)	16,436	850,234
Harvard Bioscience, Inc. (a)	214,387	613,147
INC Research Holdings, Inc., Class A (a)	85,931	3,276,549
PAREXEL International Corp. (a)	45,155	2,839,346
PRA Health Sciences, Inc. (a)	25,130	1,049,429

		8,628,705
Machinery — 3.4%
Briggs & Stratton Corp.	60,353	1,278,277
Commercial Vehicle Group, Inc. (a)	102,577	533,400
Global Brass & Copper Holdings, Inc.	165,474	4,515,785
Greenbrier Cos., Inc.	96,525	2,811,773
Hyster-Yale Materials Handling, Inc.	12,467	741,662
John Bean Technologies Corp.	79,550	4,870,051
Luxfer Holdings PLC — ADR	360,053	4,331,438
Lydall, Inc. (a)	2,908	112,132
Mueller Water Products, Inc., Class A	27,767	317,099
SPX Corp.	29,534	438,580
Supreme Industries, Inc., Class A	80,160	1,098,192

Common Stocks	Shares	Value
Machinery (continued)
Wabash National Corp. (a)	280,323	$3,560,102

		24,608,491
Manufacturing — 0.0%
Watts Water Technologies, Inc., Class A	4,729	275,512
Marine — 0.2%
Matson, Inc.	53,849	1,738,784
Media — 0.8%
Entercom Communications Corp., Class A	53,122	720,866
Gray Television, Inc. (a)	83,723	908,395
Harte-Hanks, Inc.	415,148	660,085
IMAX Corp. (a)	12,779	376,725
Nexstar Broadcasting Group, Inc., Class A	9,662	459,718
Sinclair Broadcast Group, Inc., Class A	98,175	2,931,505
Tronc, Inc.	14,412	198,886

		6,256,180
Metals & Mining — 0.6%
Coeur Mining, Inc. (a)	77,680	828,069
Ferroglobe PLC	24,898	214,372
Hecla Mining Co.	209,170	1,066,767
Worthington Industries, Inc.	53,249	2,252,433

		4,361,641
Multiline Retail — 0.5%
Big Lots, Inc.	72,965	3,656,276
Oil, Gas & Consumable Fuels — 1.2%
California Resources Corp.	30,961	377,724
Callon Petroleum Co. (a)	91,909	1,032,138
Carrizo Oil & Gas, Inc. (a)	21,145	758,048
DHT Holdings, Inc.	282,695	1,421,956
Evolution Petroleum Corp.	112,396	614,806
Gener8 Maritime, Inc. (a)	199,814	1,278,810
Matador Resources Co. (a)	56,626	1,121,195
Nordic American Tankers Ltd (b)	26,695	370,794
Parsley Energy, Inc., Class A (a)	37,391	1,011,800
Scorpio Tankers, Inc.	76,954	323,207
Triangle Petroleum Corp. (a)(b)	273,566	78,541
Western Refining, Inc.	16,557	341,571

		8,730,590
Paper & Forest Products — 0.6%
Boise Cascade Co. (a)	44,706	1,026,003
Clearwater Paper Corp. (a)	50,222	3,283,012

		4,309,015
Personal Products — 0.4%
Medifast, Inc.	25,517	848,951
Natural Health Trends Corp. (b)	7,072	199,360
USANA Health Sciences, Inc. (a)	15,453	1,721,928

		2,770,239
Pharmaceuticals — 3.8%
Catalent, Inc. (a)	43,037	989,421
Flex Pharma, Inc. (a)	15,414	157,377
Heska Corp. (a)	14,151	525,993
Horizon Pharma, Inc.	65,721	1,082,425
Impax Laboratories, Inc. (a)	51,007	1,470,022
Innoviva, Inc.	71,224	749,989
Intersect Ent, Inc. (a)	5,624	72,718
Juniper Pharmaceuticals, Inc. (a)	83,892	588,083
Lannett Co., Inc. (a)	27,815	661,719
Marinus Pharmaceuticals, Inc. (a)	25,226	32,037
Pacira Pharmaceuticals, Inc. (a)	23,896	806,012
Phibro Animal Health Corp., Class A	11,068	206,529
Prestige Brands Holdings, Inc. (a)	259,422	14,371,979

4	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc. (a)	5,004	$98,829
Sagent Pharmaceuticals, Inc. (a)	90,353	1,353,488
Sciclone Pharmaceuticals, Inc. (a)	288,978	3,774,053
Sucampo Pharmaceuticals, Inc., Class A (a)	98,510	1,080,655

		28,021,329
Professional Services — 2.3%
Insperity, Inc.	90,221	6,967,768
Kforce, Inc.	225,675	3,811,651
On Assignment, Inc. (a)	38,332	1,416,367
RPX Corp. (a)	511,062	4,686,439
Volt Information Sciences, Inc. (a)	24,688	145,906

		17,028,131
Real Estate Investment Trusts (REITs) — 5.0%
American Assets Trust, Inc.	16,323	692,748
Chatham Lodging Trust	111,157	2,443,231
Chesapeake Lodging Trust	94,344	2,193,498
CoreSite Realty Corp.	32,122	2,848,900
CubeSmart	60,964	1,882,568
DCT Industrial Trust, Inc.	28,017	1,345,937
EPR Properties	3,256	262,694
FelCor Lodging Trust, Inc.	61,423	382,665
First Industrial Realty Trust, Inc.	74,501	2,072,618
InfraREIT, Inc.	77,976	1,367,699
National Storage Affiliates Trust	19,683	409,800
PS Business Parks, Inc.	137,349	14,569,982
RLJ Lodging Trust	193,759	4,156,131
Ryman Hospitality Properties, Inc.	14,243	721,408
Sovran Self Storage, Inc.	6,621	694,675
Sunstone Hotel Investors, Inc.	22,265	268,739

		36,313,293
Real Estate Management & Development — 0.6%
AV Homes, Inc. (a)	13,371	163,394
Marcus & Millichap, Inc. (a)	130,002	3,303,351
Re/Max Holdings, Inc., Class A	12,349	497,171
RMR Group, Inc., Class A (a)	17,318	536,338

		4,500,254
Restaurants — 0.2%
Denny’s Corp. (a)	129,884	1,393,655
Road & Rail — 0.2%
ArcBest Corp.	8,768	142,480
Roadrunner Transportation Systems, Inc. (a)	25,867	192,968
YRC Worldwide, Inc. (a)	94,116	828,221

		1,163,669
Semiconductor Equipment — 0.0%
Rudolph Technologies, Inc. (a)	14,045	218,119
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Energy Industries, Inc. (a)	30,812	1,169,623
Advanced Micro Devices, Inc. (a)	168,497	866,075
Alpha & Omega Semiconductor Ltd. (a)	97,052	1,351,934
Ambarella, Inc. (a)	8,171	415,168
Axcelis Technologies, Inc. (a)	36,216	97,421
Cavium, Inc. (a)	3,254	125,604
Cirrus Logic, Inc. (a)	36,365	1,410,598
Entegris, Inc. (a)	13,681	197,964
FormFactor, Inc. (a)	45,788	411,634
Integrated Device Technology, Inc. (a)	124,715	2,510,513
MaxLinear, Inc., Class A (a)	149,949	2,696,083
Microsemi Corp. (a)(b)	175,074	5,721,418
NeoPhotonics Corp. (a)	39,415	375,625
Semtech Corp. (a)	56,035	1,336,995
Synaptics, Inc. (a)	12,568	675,530

Common Stocks	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Tessera Technologies, Inc.	325,104	$9,961,187

		29,323,372
Semiconductors & Semiconductors — 0.0%
Nanometrics, Inc. (a)	5,158	107,235
Software — 7.8%
A10 Networks, Inc. (a)	110,653	715,925
Aspen Technology, Inc. (a)	216,479	8,711,115
AVG Technologies NV (a)	101,064	1,919,205
CommVault Systems, Inc. (a)	7,051	304,533
Ellie Mae, Inc. (a)	20,143	1,846,106
Exa Corp. (a)	58,107	839,646
Fair Isaac Corp.	2,845	321,513
FleetMatics Group PLC (a)	38,015	1,647,190
Gigamon, Inc. (a)	120,220	4,495,026
Guidewire Software, Inc. (a)	7,393	456,592
Imperva, Inc. (a)	21,499	924,672
Infoblox, Inc. (a)	60,577	1,136,424
Manhattan Associates, Inc. (a)	195,972	12,567,684
MicroStrategy, Inc., Class A (a)	22,773	3,985,730
Monotype Imaging Holdings, Inc.	99,731	2,456,374
Pegasystems, Inc.	116,342	3,135,417
Proofpoint, Inc. (a)	19,270	1,215,744
Qlik Technologies, Inc. (a)	82,735	2,447,301
Silver Spring Networks, Inc. (a)	11,629	141,292
Synchronoss Technologies, Inc. (a)	36,703	1,169,358
Take-Two Interactive Software, Inc. (a)	130,323	4,941,848
TiVo, Inc. (a)	83,174	823,423
Zix Corp. (a)	188,892	708,345

		56,910,463
Specialty Retail — 3.2%
Aaron’s, Inc.	97,495	2,134,166
American Eagle Outfitters, Inc.	206,479	3,289,210
Asbury Automotive Group, Inc. (a)	43,923	2,316,499
Burlington Stores, Inc. (a)	79,887	5,329,262
Chico’s FAS, Inc.	184,519	1,976,198
Children’s Place, Inc.	17,894	1,434,741
Express, Inc. (a)	168,070	2,438,696
Francesca’s Holdings Corp (a)	26,708	295,123
Group 1 Automotive, Inc.	28,266	1,395,210
Haverty Furniture Cos., Inc.	40,190	724,626
Lithia Motors, Inc., Class A	2,518	178,954
New York & Co., Inc. (a)	42,289	63,011
Sears Hometown and Outlet Stores, Inc. (a)	55,996	377,413
Sonic Automotive, Inc., Class A	59,037	1,010,123
Stage Stores, Inc.	52,251	254,985
TravelCenters of America LLC (a)	54,044	440,999

		23,659,216
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology, Inc. (a)	20,044	116,456
Cray, Inc. (a)	6,520	195,078
Electronics for Imaging, Inc. (a)	27,446	1,181,276
Immersion Corp. (a)	60,256	442,279
Nimble Storage, Inc. (a)	28,083	223,541
Super Micro Computer, Inc. (a)	22,594	561,461

		2,720,091
Telecommunications — 0.0%
Aviat Networks, Inc. (a)	13,154	102,338
Textiles, Apparel & Luxury Goods — 1.4%
Columbia Sportswear Co.	8,039	462,564
Culp, Inc.	160,713	4,440,500
Delta Apparel, Inc. (a)	2,409	54,323

BLACKROCK FUNDS	JUNE 30, 2016	5

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Common Stocks	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Oxford Industries, Inc.	27,366	$1,549,463
Skechers U.S.A., Inc., Class A (a)	108,910	3,236,805
Steven Madden Ltd. (a)	9,454	323,138

		10,066,793
Thrifts & Mortgage Finance — 1.2%
Banc of California, Inc.	9,341	169,072
Bofi Holding, Inc. (a)	4,887	86,549
EverBank Financial Corp.	313,537	4,659,160
First Defiance Financial Corp.	18,094	702,952
Flagstar Bancorp, Inc. (a)	110,721	2,702,700
MGIC Investment Corp. (a)	38,217	227,391

		8,547,824
Tobacco — 0.3%
Vector Group Ltd.	107,738	2,415,486
Trading Companies & Distributors — 0.5%
Beacon Roofing Supply, Inc. (a)	51,094	2,323,244
CAI International, Inc. (a)	50,924	381,930
Neff Corp., Class A (a)	48,442	529,471
SiteOne Landscape Supply, Inc. (a)	4,511	153,329

		3,387,974
Total Common Stocks — 98.3%		719,001,556

Preferred Stocks	Shares	Value
Household Durables — 0.0%
AliphCom, Series 6 (Acquired 6/03/14, cost $749,991) (a)(c)	6,198	14
AliphCom, Series 8 (Acquired 8/31/15, cost $130,001) (a)(c)	142,746	314

		328
Software — 0.8%
Illumio Inc., Series C (Acquired 3/10/15, cost $750,000) (a)(c)	233,365	600,915
MongoDB Series C (Acquired 12/19/13, cost $1,517,990) (a)(c)	60,511	1,232,004
MongoDB Series D (Acquired 12/19/13, cost $472,222) (a)(c)	18,824	383,257
MongoDB Series E (Acquired 12/19/13, cost $16,682) (a)(c)	665	13,539
Palantir Technologies, Inc., Series I (Acquired 2/06/14, cost $1,999,998) (a)(c)	326,264	3,128,872

		5,358,587
Total Preferred Stocks — 0.8%		5,358,915

Rights
Biotechnology — 0.0%
Dyax Corp. — CVR(a)	149,927	166,419
Pharmaceuticals — 0.0%
Durata Therapeutics, Inc. — CVR(a)	7,330	1,173
Total Rights — 0.0%		167,592

Total Long-Term Investments (Cost — $701,739,529) — 99.1%		724,528,063

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (d)(e)	11,073,647	$11,073,647

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (d)(e)(f)	$12,041	12,041,295
Total Short-Term Securities (Cost — $23,114,942) — 3.1%		23,114,942

Total Investments (Cost — $724,854,471*) — 102.2%		$747,643,005
Liabilities in Excess of Other Assets — (2.2)%		(16,302,305)

Net Assets — 100.0%		$731,340,700

6	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$731,006,347

Gross unrealized appreciation	$81,557,597
Gross unrealized depreciation	(64,920,939)

Net unrealized appreciation	$16,636,658

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $5,358,915 and an original cost of $5,636,884 which was 0.7% of its net assets.

(d)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	8,821,194	2,252,453	11,073,647	$11,073,647	$17,110		$238
BlackRock Liquidity Series, LLC Money Market Series	$4,670,188	$7,371,107	$12,041,295	$12,041,295	$803,640	[1]	—
Total				$23,114,942	$820,750		$238

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
104	Russell 2000 Mini Index	September 2016	$11,932,960	$71,892

BLACKROCK FUNDS	JUNE 30, 2016	7

Schedule of Investments (continued)	BlackRock Small Cap Growth Equity Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$8,687,920	—	—	$8,687,920
Air Freight & Logistics	5,978,852	—	—	5,978,852
Airlines	4,168,509	—	—	4,168,509
Auto Components	14,944,521	—	—	14,944,521
Banks	15,454,432	—	—	15,454,432
Beverages	2,657,734	—	—	2,657,734
Biotechnology	54,444,841	$208,815	—	54,653,656
Building Products	20,760,016	—	—	20,760,016
Capital Markets	1,619,333	—	—	1,619,333
Chemicals	19,598,588	—	—	19,598,588
Commercial Services & Supplies	16,661,403	—	—	16,661,403
Communications Equipment	13,644,695	—	—	13,644,695
Computer & Office Equipment	272,896	—	—	272,896
Computer Software & Services	403,824	—	—	403,824
Construction & Engineering	8,866,411	—	—	8,866,411
Construction Materials	2,005,878	—	—	2,005,878
Consumer Finance	1,959,358	—	—	1,959,358
Containers & Packaging	4,050,639	—	—	4,050,639
Distributors	3,846,379	—	—	3,846,379
Diversified Consumer Services	3,399,937	—	—	3,399,937
Diversified Financial Services	172,128	—	—	172,128
Diversified Telecommunication Services	4,197,256	—	$36,605	4,233,861
Electric Utilities	859,875	—	—	859,875
Electrical Equipment	1,997,971	—	—	1,997,971
Electronic Equipment, Instruments & Components	16,946,711	490,900	—	17,437,611
Energy Equipment & Services	2,244,461	—	—	2,244,461
Food & Staples Retailing	2,620,191	—	—	2,620,191
Food Products	7,383,706	—	—	7,383,706
Gas Utilities	690,995	—	—	690,995
Health Care Equipment & Supplies	42,315,676	—	—	42,315,676
Health Care Providers & Services	25,207,761	—	—	25,207,761
Health Care Technology	1,901,509	—	—	1,901,509
Hotels, Restaurants & Leisure	34,403,900	—	—	34,403,900
Household Durables	8,057,693	—	—	8,057,693
Household Products	806,378	—	—	806,378
Insurance	3,678,142	—	—	3,678,142

8	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (concluded)	BlackRock Small Cap Growth Equity Portfolio

	Level 1	Level 2	Level 3	Total
Internet & Catalog Retail	$3,030,281	—	—	$3,030,281
Internet Software & Services	38,333,916	$1,593,482	—	39,927,398
IT Services	19,441,144	—	—	19,441,144
Leisure Products	7,741,219	—	—	7,741,219
Life Sciences Tools & Services	8,628,705	—	—	8,628,705
Machinery	24,608,491	—	—	24,608,491
Manufacturing	275,512	—	—	275,512
Marine	1,738,784	—	—	1,738,784
Media	6,256,180	—	—	6,256,180
Metals & Mining	4,361,641	—	—	4,361,641
Multiline Retail	3,656,276	—	—	3,656,276
Oil, Gas & Consumable Fuels	8,730,590	—	—	8,730,590
Paper & Forest Products	4,309,015	—	—	4,309,015
Personal Products	2,770,239	—	—	2,770,239
Pharmaceuticals	28,021,329	—	—	28,021,329
Professional Services	17,028,131	—	—	17,028,131
Real Estate Investment Trusts (REITs)	36,313,293	—	—	36,313,293
Real Estate Management & Development	4,500,254	—	—	4,500,254
Restaurants	1,393,655	—	—	1,393,655
Road & Rail	1,163,669	—	—	1,163,669
Semiconductor Equipment	218,119	—	—	218,119
Semiconductors & Semiconductor Equipment	29,323,372	—	—	29,323,372
Semiconductors & Semiconductors	107,235	—	—	107,235
Software	56,910,463	—	—	56,910,463
Specialty Retail	23,659,216	—	—	23,659,216
Technology Hardware, Storage & Peripherals	2,720,091	—	—	2,720,091
Telecommunications	102,338	—	—	102,338
Textiles, Apparel & Luxury Goods	10,066,793	—	—	10,066,793
Thrifts & Mortgage Finance	8,547,824	—	—	8,547,824
Tobacco	2,415,486	—	—	2,415,486
Trading Companies & Distributors	3,387,974	—	—	3,387,974
Preferred Stocks:
Household Durables	—	—	$328	328
Software	—	—	5,358,587	5,358,587
Rights	—	—	167,592	167,592
Short-Term Securities	11,073,647	12,041,295	—	23,114,942

Total	$727,745,401	$14,334,492	$5,563,112	$747,643,005

Derivative Financial Instruments[1]
Assets:
Equity contracts	$71,892	—	—	$71,892

[1] Derivative financial instruments are financial futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$562,200	—	—	$562,200
Liabilities:
Collateral on securities loaned at value	—	$(12,041,295)	—	(12,041,295)

Total	$562,200	$(12,041,295)	—	$(11,479,095)

During the period ended June 30, 2016, there were no transfers between levels.

BLACKROCK FUNDS	JUNE 30, 2016	9

Schedule of Investments June 30, 2016 (Unaudited)	BlackRock U.S. Opportunities Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 0.8%
L-3 Communications Holdings, Inc.	67,700	$9,930,913
Airlines — 1.0%
Southwest Airlines Co.	318,500	12,488,385
Auto Components — 1.7%
Delphi Automotive PLC (a)	217,170	13,594,842
Lear Corp.	76,347	7,769,071

		21,363,913
Automobiles — 0.3%
Tesla Motors, Inc. (a)(b)	15,910	3,377,375
Banks — 1.9%
BankUnited, Inc.	526,279	16,167,291
SVB Financial Group (a)	82,900	7,888,764

		24,056,055
Beverages — 2.7%
Constellation Brands, Inc., Class A	53,000	8,766,200
Molson Coors Brewing Co., Class B	149,963	15,165,758
Monster Beverage Corp. (a)	65,700	10,558,647

		34,490,605
Biotechnology — 0.2%
Acerta Pharma BV, Series B (Acquired 5/6/15, cost $1,815,300) (a)(c)	31,555,035	2,669,556
Capital Markets — 0.7%
WisdomTree Investments, Inc. (b)	859,608	8,415,562
Chemicals — 3.4%
Eastman Chemical Co.	184,618	12,535,562
FMC Corp.	141,800	6,566,758
Mosaic Co.	416,183	10,895,671
Sherwin-Williams Co.	44,800	13,156,416

		43,154,407
Communications Equipment — 1.1%
Harris Corp.	167,300	13,959,512
Containers & Packaging — 1.5%
Crown Holdings, Inc. (a)	215,639	10,926,428
WestRock Co.	210,800	8,193,796

		19,120,224
Diversified Consumer Services — 0.6%
ServiceMaster Global Holdings, Inc. (a)	199,100	7,924,180
Diversified Financial Services — 1.3%
Intercontinental Exchange, Inc.	65,900	16,867,764
Diversified Telecommunication Services — 1.7%
Cogent Communications Holdings, Inc.	173,200	6,938,392
SBA Communications Corp., Class A (a)	137,777	14,871,649

		21,810,041
Electric Utilities — 3.4%
Edison International	118,200	9,180,594
FirstEnergy Corp.	271,000	9,460,610
PPL Corp.	273,408	10,321,152
Xcel Energy, Inc.	319,053	14,287,193

		43,249,549
Electrical Equipment — 1.1%
Acuity Brands, Inc.	57,168	14,175,377
Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A (a)	162,581	9,320,769
CDW Corp.	199,567	7,998,645
Universal Display Corp. (a)	143,813	9,750,521

		27,069,935

Common Stocks	Shares	Value
Energy Equipment & Services — 1.2%
U.S. Silica Holdings, Inc.	421,100	$14,515,317
Food & Staples Retailing — 1.0%
Sprouts Farmers Market, Inc. (a)	531,500	12,171,350
Food Products — 3.2%
Kellogg Co.	176,100	14,378,565
Mead Johnson Nutrition Co.	133,500	12,115,125
Nomad Foods Ltd. (a)	482,300	3,848,754
Pinnacle Foods, Inc.	216,202	10,007,991

		40,350,435
Health Care Equipment & Supplies — 3.6%
Boston Scientific Corp. (a)	726,820	16,985,783
CR Bard, Inc.	39,700	9,335,852
Edwards Lifesciences Corp. (a)	90,066	8,982,282
Zimmer Biomet Holdings, Inc.	81,500	9,810,970

		45,114,887
Health Care Providers & Services — 2.8%
Cigna Corp.	75,358	9,645,071
DaVita HealthCare Partners, Inc. (a)	94,000	7,268,080
Humana, Inc.	53,282	9,584,366
Universal Health Services, Inc., Class B	64,226	8,612,707

		35,110,224
Health Care Technology — 0.4%
Cerner Corp. (a)	89,000	5,215,400
Hotels, Restaurants & Leisure — 2.2%
Aramark	345,951	11,561,683
Royal Caribbean Cruises Ltd. (a)	103,700	6,963,455
Wingstop, Inc. (a)	335,116	9,131,911

		27,657,049
Household Durables — 2.5%
Newell Brands, Inc.	330,713	16,062,730
Toll Brothers, Inc. (a)	247,627	6,663,643
Whirlpool Corp.	55,500	9,248,520

		31,974,893
Household Products — 0.6%
Clorox Co.	54,400	7,528,416
Industrial Conglomerates — 1.2%
Roper Technologies, Inc.	92,225	15,729,896
Insurance — 5.1%
Allied World Assurance Co. Holdings AG (a)	312,682	10,987,646
Assured Guaranty Ltd. (a)	494,831	12,553,863
Hartford Financial Services Group, Inc.	592,080	26,276,510
Reinsurance Group of America, Inc.	155,604	15,092,032

		64,910,051
Internet & Catalog Retail — 1.3%
Liberty Interactive Corp. QVC Group, Class A (a)	404,618	10,265,159
TripAdvisor, Inc. (a)	95,200	6,121,360

		16,386,519
Internet Software & Services — 0.4%
comScore, Inc. (a)	220,002	5,253,648
IT Services — 3.0%
Euronet Worldwide, Inc. (a)	138,342	9,571,883
Fidelity National Information Services, Inc.	174,185	12,833,951
Global Payments, Inc.	102,800	7,337,864
Sabre Corp.	325,600	8,722,824

		38,466,522

BLACKROCK FUNDS	JUNE 30, 2016	1

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

Common Stocks	Shares	Value
Machinery — 3.2%
Snap-on, Inc.	87,343	$13,784,472
Stanley Black & Decker, Inc.	141,655	15,754,869
Wabtec Corp.	149,295	10,484,988

		40,024,329
Media — 0.8%
Nexstar Broadcasting Group, Inc., Class A	198,888	9,463,091
Metals & Mining — 0.5%
Goldcorp, Inc.	357,000	6,829,410
Multi-Utilities — 2.3%
Public Service Enterprise Group, Inc.	387,600	18,066,036
Sempra Energy	93,800	10,695,076

		28,761,112
Oil, Gas & Consumable Fuels — 6.3%
Concho Resources, Inc. (a)	182,062	21,714,535
Diamondback Energy, Inc. (a)	142,400	12,988,304
Energen Corp.	250,500	12,076,605
Hess Corp.	189,600	11,394,960
MPLX LP	169,116	5,687,371
Pioneer Natural Resources Co.	106,600	16,118,986

		79,980,761
Personal Products — 0.0%
Edgewell Personal Care Co. (a)	6,809	574,748
Pharmaceuticals — 2.1%
Jazz Pharmaceuticals PLC (a)	41,700	5,892,627
Mallinckrodt PLC (a)	99,559	6,051,196
Shire PLC — ADR	24,779	4,561,318
Zoetis, Inc.	209,300	9,933,378

		26,438,519
Professional Services — 1.9%
Equifax, Inc.	127,140	16,324,776
Nielsen Holdings PLC (a)	144,300	7,499,271

		23,824,047
Real Estate Investment Trusts (REITs) — 8.6%
Boston Properties, Inc.	127,700	16,843,630
Equinix, Inc.	15,800	6,126,134
Federal Realty Investment Trust	49,700	8,227,835
Pebblebrook Hotel Trust	308,600	8,100,750
Physicians Realty Trust	677,600	14,236,376
STAG Industrial, Inc.	410,835	9,781,981
Ventas, Inc.	286,400	20,855,648
VEREIT, Inc.	1,833,893	18,595,675
Weyerhaeuser Co.	221,185	6,584,678

		109,352,707
Real Estate Management & Development — 0.9%
Kennedy-Wilson Holdings, Inc.	585,415	11,099,468
Road & Rail — 0.9%
Kansas City Southern	121,996	10,990,620
Semiconductors & Semiconductor Equipment — 4.5%
Broadcom Ltd. (a)	82,341	12,795,791
Lam Research Corp.	105,800	8,893,548
M/A-COM Technology Solutions Holdings, Inc. (a)	156,889	5,174,199
Monolithic Power Systems, Inc.	98,000	6,695,360
NXP Semiconductors NV (a)	194,551	15,241,125
Skyworks Solutions, Inc.	128,100	8,106,168

		56,906,191
Software — 2.5%
Electronic Arts, Inc. (a)	175,100	13,265,576
FireEye, Inc. (a)	229,200	3,774,924

Common Stocks	Shares	Value
Software (continued)
ServiceNow, Inc. (a)	110,600	$7,343,840
Take-Two Interactive Software, Inc. (a)	173,400	6,575,328

		30,959,668
Specialty Retail — 4.2%
Best Buy Co., Inc.	264,294	8,087,396
Cabela’s, Inc. (a)	148,252	7,421,495
Dick’s Sporting Goods, Inc.	170,524	7,683,812
Foot Locker, Inc.	143,600	7,877,896
Ross Stores, Inc.	262,900	14,903,801
Tractor Supply Co.	84,700	7,722,946

		53,697,346
Textiles, Apparel & Luxury Goods — 2.1%
Sequential Brands Group, Inc. (a)(d)	2,321,200	18,523,176
Under Armour, Inc., Class A (a)	193,500	7,765,155

		26,288,331
Thrifts & Mortgage Finance — 0.4%
Strategic Growth Bancorp (Acquired 3/10/14, cost $7,599,729) (a)(c)	610,420	4,578,150
Trading Companies & Distributors — 0.5%
SiteOne Landscape Supply, Inc. (a)	196,140	6,666,799
Transportation Infrastructure — 0.8%
Macquarie Infrastructure Corp.	139,868	10,357,225
Total Common Stocks — 96.5%		1,221,300,482

Preferred Stocks	Shares	Value
Internet Software & Services — 1.5%
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $5,217,970) (a)(c)	336,360	16,405,017
Zuora, Inc. (Acquired 1/16/15, cost $3,742,311) (a)(c)	985,000	3,025,920

		19,430,937
Software — 1.2%
MongoDB, Series C (Acquired 12/19/13, cost $7,974,599) (a)(c)	317,888	6,472,200
MongoDB, Series D (Acquired 12/19/13, cost $2,480,798) (a)(c)	98,891	2,013,421
MongoDB, Series E (Acquired 12/19/13, cost $87,676) (a)(c)	3,495	71,158
Palantir Technologies, Inc., Series I (Acquired 2/07/14, cost $4,300,011) (a)(c)	701,470	6,727,097

		15,283,876
Total Preferred Stocks — 2.7%		34,714,813

Exchange-Traded Funds — 0.3%	Shares	Value
SPDR S&P Biotech ETF	56,700	3,066,903

Total Long-Term Investments (Cost — $1,028,624,827) — 99.5%		1,259,082,198

2	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (e)(f)	14,699,576	$14,699,576
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.59% (e)(f)(g)	$7,492	7,491,901
Total Short-Term Securities (Cost — $22,191,477) — 1.7%		22,191,477

Value
Total Investments (Cost — $1,050,816,304*) — 101.2%	$1,281,273,675
Liabilities in Excess of Other Assets — (1.2)%	(15,306,956)

Net Assets — 100.0%	$1,265,966,719

Notes to Schedule of Investments

*	As of June 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,050,195,914

Gross unrealized appreciation	$260,567,890
Gross unrealized depreciation	(29,490,129)

Net unrealized appreciation	$231,077,761

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $41,962,519 and an original cost of $33,218,393, which was 3.32% of its net assets.

(d)	During the period ended June 30, 2016, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliated Persons and/or Related Parties	Shares Held at September 30, 2015	Shares Purchased	Shares Sold	Shares Held at June 30, 2016	Value at June 30, 2016	Realized Gain
Sequential Brands Group, Inc.	2,321,200	—	—	2,321,200	$18,523,176	—

(e)	During the period ended June 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2015	Net Activity	Shares/ Beneficial Interest Held at June 30, 2016	Value at June 30, 2016	Income		Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	53,002,659	(38,303,083)	14,699,576	$14,699,576	$149,017		$1,137
BlackRock Liquidity Series, LLC, Money Market Series	$7,417,169	$74,732	$7,491,901	7,491,901	154,932	[1]	—
Total				$22,191,477	$303,949		$1,137

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Current yield as of period end.

(g)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day. Securities loaned with a value of $3,020,375 have been sold and are pending settlement as of June 30, 2016.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

BLACKROCK FUNDS	JUNE 30, 2016	3

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$9,930,913	—	—	$9,930,913
Airlines	12,488,385	—	—	12,488,385
Auto Components	21,363,913	—	—	21,363,913
Automobiles	3,377,375	—	—	3,377,375
Banks	24,056,055	—	—	24,056,055
Beverages	34,490,605	—	—	34,490,605
Biotechnology	—	—	$2,669,556	2,669,556
Capital Markets	8,415,562	—	—	8,415,562
Chemicals	43,154,407	—	—	43,154,407
Communications Equipment	13,959,512	—	—	13,959,512
Containers & Packaging	19,120,224	—	—	19,120,224
Diversified Consumer Services	7,924,180	—	—	7,924,180
Diversified Financial Services	16,867,764	—	—	16,867,764
Diversified Telecommunication Services	21,810,041	—	—	21,810,041
Electric Utilities	43,249,549	—	—	43,249,549
Electrical Equipment	14,175,377	—	—	14,175,377
Electronic Equipment, Instruments & Components	27,069,935	—	—	27,069,935
Energy Equipment & Services	14,515,317	—	—	14,515,317
Food & Staples Retailing	12,171,350	—	—	12,171,350
Food Products	40,350,435	—	—	40,350,435
Health Care Equipment & Supplies	45,114,887	—	—	45,114,887
Health Care Providers & Services	35,110,224	—	—	35,110,224
Health Care Technology	5,215,400	—	—	5,215,400
Hotels, Restaurants & Leisure	27,657,049	—	—	27,657,049
Household Durables	31,974,893	—	—	31,974,893
Household Products	7,528,416	—	—	7,528,416
Industrial Conglomerates	15,729,896	—	—	15,729,896
Insurance	64,910,051	—	—	64,910,051
Internet & Catalog Retail	16,386,519	—	—	16,386,519
Internet Software & Services	5,253,648	—	—	5,253,648
IT Services	38,466,522	—	—	38,466,522
Machinery	40,024,329	—	—	40,024,329
Media	9,463,091	—	—	9,463,091
Metals & Mining	6,829,410	—	—	6,829,410
Multi-Utilities	28,761,112	—	—	28,761,112
Oil, Gas & Consumable Fuels	79,980,761	—	—	79,980,761
Personal Products	574,748	—	—	574,748
Pharmaceuticals	26,438,519	—	—	26,438,519
Professional Services	23,824,047	—	—	23,824,047
Real Estate Investment Trusts (REITs)	109,352,707	—	—	109,352,707
Real Estate Management & Development	11,099,468	—	—	11,099,468
Road & Rail	10,990,620	—	—	10,990,620

4	BLACKROCK FUNDS	JUNE 30, 2016

Schedule of Investments (continued)	BlackRock U.S. Opportunities Portfolio

	Level 1	Level 2	Level 3	Total
Semiconductors & Semiconductor Equipment	$56,906,191	—	—	$56,906,191
Software	30,959,668	—	—	30,959,668
Specialty Retail	53,697,346	—	—	53,697,346
Textiles, Apparel & Luxury Goods	26,288,331	—	—	26,288,331
Thrifts & Mortgage Finance	—	—	$4,578,150	4,578,150
Trading Companies & Distributors	6,666,799	—	—	6,666,799
Transportation Infrastructure	10,357,225	—	—	10,357,225
Exchange-Traded Funds	3,066,903	—	—	3,066,903
Preferred Stocks:
Internet Software & Services	—	—	19,430,937	19,430,937
Software	—	—	15,283,876	15,283,876
Short-Term Securities	14,699,576	$7,491,901	—	22,191,477

Total	$1,231,819,255	$7,491,901	$41,962,519	$1,281,273,675

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,660	—	—	$3,660
Liabilities:
Collateral on securities loaned at value	—	$(7,491,901)	—	(7,491,901)

Total	$3,660	$(7,491,901)	—	$(7,488,241)

During the period ended June 30, 2016, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets:
Opening Balance, as of September 30, 2015	$ 5,811,198	$36,011,847	$41,823,045
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Other[1]	4,034,005	(4,034,005)	—
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	2,370,272	—	2,370,272
Net change in unrealized appreciation (depreciation)[2]	(378,792)	2,736,971	2,358,179
Purchases	—	—	—
Sales	(4,588,977)	—	(4,588,977)
Closing Balance, as of June 30, 2016	$ 7,247,706	$34,714,813	$41,962,519
Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016[2]	$ (378,792)	$ 2,736,971	$ 2,358,179

[1] Certain Level 3 investments were re-classified between Common Stocks and Preferred Stocks.

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2016, is generally due to investments no longer held or categorized as Level 3 at period end.

BLACKROCK FUNDS	JUNE 30, 2016	5

Schedule of Investments (concluded)	BlackRock U.S. Opportunities Portfolio

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks	$ 7,247,706	Market Comparables	Tangible Book Value Multiple[1]	1.35x
		Discounted Cash Flow	Discount Rate[2]	1.23%
			Time to Exit[2]	1-3 years
Preferred Stocks	$34,714,813	Market Comparables	Priced to new financing round[1]	—
			Revenue Multiple[1]	6.00x - 12.00x	8.64x
			Revenue Growth Rate[1]	68.00% - 84.00%	75.04%
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%
			IPO Exit Probability[1]	70.00%
			Merger & Acquisition Probability[1]	25.00%
			Revenue Growth Rate[1]	28.00%
			Revenue Multiple[1]	5.0x-8.0x
			Time to Exit[2]	1-2 years

Total	$41,962,519

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.

6	BLACKROCK FUNDS	JUNE 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 24, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: August 24, 2016